Item 1. Schedule of Investments

T. ROWE PRICE EQUITY INCOME PORTFOLIO
Unaudited	September 30, 2005
PORTFOLIO OF INVESTMENTS (1)	Shares/$ Par	Value
(Cost and value in $ 000s)

COMMON STOCKS 95.7%

CONSUMER DISCRETIONARY 14.0%
Automobiles 0.2%
GM	100,500	3,076
		3,076
Distributors 0.6%
Genuine Parts	251,550	10,791
		10,791
Hotels, Restaurants & Leisure 0.6%
McDonald's	305,100	10,218
		10,218
Household Durables 2.1%
Fortune Brands	145,600	11,842
Newell Rubbermaid	693,000	15,696
Sony (JPY)	256,800	8,495
		36,033
Leisure Equipment & Products 1.4%
Eastman Kodak	440,400	10,715
Mattel	855,500	14,270
		24,985
Media 8.1%
Comcast, Special Class A *	636,963	18,714
Disney	580,600	14,010
Dow Jones	371,000	14,169
EchoStar Communications, Class A	139,900	4,137
Knight-Ridder	131,000	7,687
New York Times, Class A	686,600	20,426
Time Warner	1,253,000	22,692
Tribune	419,000	14,200
Viacom, Class B	701,800	23,166
		139,201
Specialty Retail 1.0%
Home Depot	239,800	9,146
RadioShack	320,200	7,941
		17,087
Total Consumer Discretionary		241,391
CONSUMER STAPLES 9.5%
Beverages 2.6%
Anheuser-Busch	510,500	21,972
Coca-Cola	512,000	22,113
		44,085
Food & Staples Retailing 1.4%
Sysco	92,100	2,889
Wal-Mart	470,100	20,600
		23,489
Food Products 2.6%
Campbell Soup	423,300	12,593
ConAgra	216,900	5,368
General Mills	319,600	15,405
McCormick	169,800	5,541
Sara Lee	75,900	1,438
Unilever NV (EUR)	64,600	4,607
		44,952
Household Products 1.9%
Colgate-Palmolive	412,800	21,792
Kimberly-Clark	193,500	11,519
		33,311
Personal Products 0.5%
Avon	323,700	8,740
		8,740
Tobacco 0.5%
UST	202,000	8,456
		8,456
Total Consumer Staples		163,033

ENERGY 9.1%
Energy Equipment & Services 0.5%
Schlumberger	101,100	8,531
		8,531
Oil, Gas & Consumable Fuels 8.6%
Amerada Hess	162,600	22,357
Anadarko Petroleum	154,200	14,765
BP ADR	235,396	16,678
Chevron	523,352	33,877
ExxonMobil	532,522	33,836
Royal Dutch Shell ADR	406,600	26,689
		148,202
Total Energy		156,733
FINANCIALS 18.8%
Capital Markets 4.8%
Charles Schwab	1,237,100	17,851
Janus Capital Group	249,700	3,608
Mellon Financial	544,000	17,392
Morgan Stanley	419,700	22,639
Northern Trust	113,300	5,727
State Street	327,300	16,012
		83,229
Commercial Banks 4.0%
Bank of America	299,540	12,611
Bank of Ireland (EUR)	432,300	6,829
Fifth Third Bancorp	384,400	14,119
Mercantile Bankshares	117,750	6,344
National City	190,500	6,370
SunTrust	196,300	13,633
Wells Fargo	114,460	6,704
Wilmington Trust	52,200	1,903
		68,513
Consumer Finance 0.5%
American Express	163,500	9,391
		9,391
Diversified Financial Services 2.5%
Citigroup	183,364	8,347
J.P. Morgan Chase	1,018,641	34,562
		42,909
Insurance 6.1%
American International Group	207,100	12,832
Chubb	132,400	11,856
Lincoln National	277,747	14,448
Marsh & McLennan	977,400	29,703
SAFECO	152,800	8,157
St. Paul Companies	342,646	15,375
UnumProvident	577,600	11,841
		104,212
Real Estate 0.4%
Simon Property Group, REIT	101,836	7,548
		7,548
Thrifts & Mortgage Finance 0.5%
Fannie Mae	177,000	7,933
		7,933
Total Financials		323,735
HEALTH CARE 8.3%
Biotechnology 0.7%
MedImmune *	384,200	12,928
		12,928
Health Care Equipment & Supplies 1.1%
Baxter International	279,900	11,160
Boston Scientific *	343,100	8,018
		19,178
Pharmaceuticals 6.5%
Abbott Laboratories	250,700	10,630
Bristol Myers Squibb	851,900	20,497
Johnson & Johnson	319,100	20,192
Merck	754,800	20,538
Pfizer	342,100	8,542
Schering-Plough	535,300	11,268
Wyeth	423,900	19,614
		111,281
Total Health Care		143,387

INDUSTRIALS & BUSINESS SERVICES 12.9%
Aerospace & Defense 3.1%
Honeywell International	629,500	23,606
Lockheed Martin	251,900	15,376
Raytheon	371,600	14,128
		53,110
Commercial Services & Supplies 1.9%
Avery Dennison	256,700	13,449
Cendant	345,100	7,123
Waste Management	438,872	12,556
		33,128
Electrical Equipment 1.3%
Cooper Industries, Class A	193,767	13,397
Emerson Electric	85,600	6,146
Rockwell Automation	42,300	2,238
		21,781
Industrial Conglomerates 2.6%
GE	1,261,200	42,465
Tyco International	108,600	3,024
		45,489
Machinery 1.9%
Deere	236,500	14,474
Eaton	105,700	6,717
Pall	397,600	10,934
		32,125
Road & Rail 2.1%
Norfolk Southern	309,400	12,549
Union Pacific	321,500	23,052
		35,601
Total Industrials & Business Services		221,234

INFORMATION TECHNOLOGY 7.9%
Communications Equipment 2.0%
Cisco Systems *	338,400	6,067
Lucent Technologies *	1,147,100	3,728
Motorola	645,300	14,255
Nokia ADR	671,600	11,357
		35,407
Computers & Peripherals 2.4%
Hewlett-Packard	641,636	18,736
IBM	279,200	22,397
		41,133
Electronic Equipment & Instruments 0.3%
Agilent Technologies *	160,100	5,243
		5,243
Semiconductor & Semiconductor Equipment 1.9%
Analog Devices	336,000	12,479
Intel	357,400	8,810
Texas Instruments	341,000	11,560
		32,849
Software 1.3%
Microsoft	851,400	21,907
		21,907
Total Information Technology		136,539

MATERIALS 5.3%
Chemicals 2.0%
Chemtura	280,477	3,484
DuPont	386,400	15,135
Hercules *	358,000	4,375
International Flavors & Fragrances	341,700	12,178
		35,172
Construction Materials 0.7%
Vulcan Materials	155,000	11,502
		11,502
Metals & Mining 0.9%
Alcoa	440,400	10,755
Inco	85,100	4,029
		14,784
Paper & Forest Products 1.7%
International Paper	769,953	22,945
MeadWestvaco	256,700	7,090
		30,035
Total Materials		91,493

TELECOMMUNICATION SERVICES 5.6%
Diversified Telecommunication Services 3.5%
AT&T	570,640	11,299
Qwest Communications International *	2,796,800	11,467
SBC Communications	583,668	13,990
Telus (CAD)	64,800	2,708
Telus (Non-voting shares)	95,000	3,870
Verizon Communications	490,442	16,032
		59,366
Wireless Telecommunication Services 2.1%
Alltel	284,700	18,537
Sprint Nextel	755,500	17,966
		36,503
Total Telecommunication Services		95,869

UTILITIES 4.3%
Electric Utilities 1.4%
FirstEnergy	199,420	10,394
Progress Energy	305,800	13,684
		24,078
Independent Power Producers & Energy Traders 1.0%
Duke Energy	608,000	17,735
		17,735
Multi-Utilities 1.9%
NiSource	749,900	18,185
Teco Energy	159,700	2,878
Xcel Energy	565,300	11,086
		32,149
Total Utilities		73,962
Total Common Stocks (Cost $1,463,999)		1,647,376

CONVERTIBLE PREFERRED STOCKS 0.2%
UnumProvident	114,700	3,733
Total Convertible Preferred Stocks (Cost $2,868)		3,733
CONVERTIBLE BONDS 0.3%
Lucent Technologies, 8.00%, 8/1/31 (Tender 8/2/07)	5,035,000	5,224
Total Convertible Bonds (Cost $5,447)		5,224
SHORT-TERM INVESTMENTS 3.6%
Money Market Fund 3.6%
T. Rowe Price Reserve Investment Fund, 3.79% #†	62,677,866	62,678
Total Short-Term Investments (Cost $62,678)		62,678
Total Investments in Securities
99.8% of Net Assets (Cost $1,534,992)		$1,719,011

(1)	Denominated in U.S. dollars unless otherwise noted
#	Seven-day yield
*	Non-income producing
†	Affiliated company – See Note 3.
ADR	American Depository Receipts
CAD	Canadian dollar
EUR	Euro
JPY	Japanese yen
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INCOME PORTFOLIO
Unaudited	September 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Income Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2005, the cost of investments for federal income tax purposes was $1,534,992,000. Net unrealized gain aggregated $184,017,000 at period-end, of which $275,869,000 related to appreciated investments and $91,852,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $1,727,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2005 and December 31, 2004 was $62,678,000 and $72,901,000, respectively.

T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO
Unaudited	September 30, 2005
PORTFOLIO OF INVESTMENTS (1)	Shares/$ Par	Value
(Cost and value in $ 000s)

COMMON STOCKS 99.5%

CONSUMER DISCRETIONARY 22.1%
Automobiles 0.7%
Harley-Davidson	13,300	644
		644
Diversified Consumer Services 1.9%
Apollo Group, Class A *	26,400	1,753
		1,753
Hotels, Restaurants & Leisure 3.8%
International Game Technology	39,100	1,056
Outback Steakhouse	20,000	732
PF Chang's China Bistro *	11,000	493
Royal Caribbean Cruises	26,900	1,162
		3,443
Household Durables 1.7%
Harman International	15,100	1,544
		1,544
Internet & Catalog Retail 1.7%
eBay *	25,600	1,055
Expedia *	23,700	469
		1,524
Leisure Equipment & Products 1.8%
Brunswick	43,500	1,641
		1,641
Media 4.9%
Getty Images *	10,800	929
Liberty Media, Class A *	105,900	853
Regal Entertainment Group, Class A	14,600	293
Rogers Communications, Class B	11,900	469
Scripps, Class A	21,100	1,054
Viacom, Class B	26,401	872
		4,470
Multiline Retail 0.8%
Kohl's *	14,800	743
		743
Specialty Retail 4.8%
Home Depot	43,700	1,667
PETsMART	50,300	1,095
Staples	38,550	822
TJX	37,000	758
		4,342
Total Consumer Discretionary		20,104

CONSUMER STAPLES 3.1%
Food & Staples Retailing 3.1%
Sysco	52,650	1,652
Wal-Mart	27,500	1,205
Total Consumer Staples		2,857

ENERGY 4.5%
Energy Equipment & Services 3.9%
Cooper Cameron *	10,100	747
Diamond Offshore Drilling	11,250	689
Smith International	64,800	2,158
		3,594
Oil, Gas & Consumable Fuels 0.6%
Murphy Oil	10,800	538
		538
Total Energy		4,132

FINANCIALS 7.9%
Capital Markets 4.3%
E*TRADE Financial *	31,200	549
Franklin Resources	8,200	689
Goldman Sachs	5,320	647
Lazard	23,200	587
Legg Mason	6,710	736
Morgan Stanley	13,200	712
		3,920
Diversified Financial Services 0.9%
Citigroup	18,000	819
		819
Insurance 2.7%
AFLAC	14,400	652
Genworth Financial, Class A	13,800	445
Hartford Financial Services	8,100	625
Progressive Corporation	6,920	725
		2,447
Total Financials		7,186

HEALTH CARE 15.2%
Biotechnology 4.7%
Amgen *	17,000	1,354
Amylin Pharmaceuticals *	9,100	317
Cephalon *	14,450	671
Genentech *	9,400	791
Gilead Sciences *	13,800	673
Martek Biosciences *	5,000	176
Neurocrine Biosciences *	6,000	295
		4,277
Health Care Equipment & Supplies 3.7%
Boston Scientific *	19,300	451
Medtronic	24,300	1,303
ResMed *	9,600	765
Respironics *	9,000	379
Stryker	9,100	450
		3,348
Health Care Providers & Services 4.5%
Aetna	6,700	577
Caremark RX *	3,300	166
Covance *	8,800	422
Patterson Companies *	9,800	392
Quest Diagnostics	25,400	1,284
UnitedHealth Group	22,400	1,259
		4,100
Pharmaceuticals 2.3%
Atherogenics *	8,300	133
Elan ADR *	17,800	158
Johnson & Johnson	7,900	500
Pfizer	26,600	664
Sepracor *	10,700	631
		2,086
Total Health Care		13,811

INDUSTRIALS & BUSINESS SERVICES 12.0%
Aerospace & Defense 1.1%
General Dynamics	4,370	522
Lockheed Martin	8,200	501
		1,023
Air Freight & Logistics 2.1%
Expeditors International of Washington	8,600	488
UPS, Class B	20,000	1,383
		1,871
Airlines 1.2%
Southwest Airlines	75,500	1,121
		1,121
Commercial Services & Supplies 3.1%
ChoicePoint *	31,800	1,373
Cintas	23,800	977
Consolidated Graphics *	12,000	516
		2,866
Industrial Conglomerates 2.8%
GE	36,800	1,239
Roper Industries	32,200	1,265
		2,504
Machinery 1.7%
Danaher	14,300	770
Deere	12,600	771
		1,541
Total Industrials & Business Services		10,926

INFORMATION TECHNOLOGY 33.2%
Communications Equipment 2.8%
Cisco Systems *	95,250	1,708
Juniper Networks *	23,900	568
Research In Motion *	3,900	267
		2,543
Computers & Peripherals 3.2%
Dell *	74,100	2,534
IBM	4,300	345
		2,879
Electronic Equipment & Instruments 0.8%
CDW	12,700	748
		748
Internet Software & Services 0.7%
Yahoo! *	18,500	626
		626
IT Services 7.6%
Affiliated Computer Services, Class A *	23,400	1,278
Automatic Data Processing	22,200	955
Certegy	34,400	1,377
First Data	41,200	1,648
Iron Mountain *	44,500	1,633
		6,891
Semiconductor & Semiconductor Equipment 8.1%
Altera *	39,700	759
Analog Devices	38,100	1,415
Intel	42,300	1,043
Linear Technology	22,800	857
Maxim Integrated Products	17,200	734
Microchip Technology	32,800	988
Texas Instruments	13,200	447
Xilinx	42,400	1,181
		7,424
Software 10.0%
Adobe Systems	23,000	687
Amdocs *	28,000	776
Intuit *	30,200	1,353
Jack Henry & Associates	64,600	1,253
Mercury Interactive *	16,150	640
Microsoft	74,100	1,907
NAVTEQ *	18,000	899
Red Hat *	17,200	364
Symantec *	54,000	1,224
		9,103
Total Information Technology		30,214

TELECOMMUNICATION SERVICES 1.5%
Wireless Telecommunication Services 1.5%
Nextel Partners, Class A *	12,300	309
Sprint Nextel	42,497	1,010
Total Telecommunication Services		1,319
Total Common Stocks (Cost $79,585)		90,549

SHORT-TERM INVESTMENTS 6.8%
Money Market Fund 6.8%
T. Rowe Price Reserve Investment Fund, 3.79% #†	6,208,643	6,209
Total Short-Term Investments (Cost $6,209)		6,209

Total Investments in Securities
106.3% of Net Assets (Cost $85,794)		$96,758

The accompanying notes are an integral part of this Portfolio of Investments.

(1)	Denominated in U.S. dollars unless otherwise noted
#	Seven-day yield
*	Non-income producing
†	Affiliated company – See Note 3
ADR	American Depository Receipts

T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO
Unaudited	September 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS (1)
(Cost and value in $ 000s)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The New America Growth Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital growth by investing primarily in the common stocks of growth companies. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2005, the cost of investments for federal income tax purposes was $85,794,000. Net unrealized gain aggregated $10,964,000 at period-end, of which $12,828,000 related to appreciated investments and $1,864,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $26,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2005 and December 31, 2004 was $6,209,000 and $4,443,000, respectively.

T. ROWE PRICE PERSONAL STRATEGY BALANCED PORTFOLIO
Unaudited	September 30, 2005
PORTFOLIO OF INVESTMENTS (1)	Shares/$ Par	Value
(Cost and value in $ 000s)

COMMON STOCKS 65.6%

CONSUMER DISCRETIONARY 8.8%
Auto Components 0.2%
Autoliv GDR (SEK) §	1,500	65
Bridgestone (JPY)	2,000	43
GKN (GBP)	6,613	35
Keystone Automotive *§	500	14
Koito Manufacturing (JPY)	3,800	47
Strattec Security *§	300	16
TRW *§	600	18
		238
Automobiles 0.4%
Bayerische Motoren Werke (EUR)	1,417	67
Ford Motor	21,600	213
Honda (JPY)	900	51
Renault (EUR) §	706	67
Toyota Motor (JPY)	3,600	166
Winnebago §	100	3
		567
Distributors 0.0%
Pacific Brands (AUD) §	11,153	24
		24
Diversified Consumer Services 0.4%
Apollo Group, Class A *	6,450	428
Corinthian Colleges *§	1,200	16
Education Management *	300	10
Matthews International, Class A	1,200	45
		499
Hotels, Restaurants & Leisure 1.3%
Applebee's §	862	18
BJ's Restaurants *§	600	12
Carnival	8,800	440
CEC Entertainment *§	350	11
Harrah's Entertainment	1,900	124
International Game Technology	9,500	256
Marriott, Class A	2,800	176
McDonald's	3,900	131
Mitchells & Butlers (GBP)	6,028	39
Panera Bread, Class A *	500	26
PF Chang's China Bistro *§	400	18
Red Robin Gourmet Burgers *§	400	18
Ruby Tuesday §	300	7
Sonic *	1,137	31
Starwood Hotels & Resorts Worldwide, Equity Units	4,900	280
Texas Roadhouse, Class A *§	200	3
The Cheesecake Factory *	1,100	34
Wynn Resorts *§	4,600	208
		1,832
Household Durables 0.8%
Alpine Electronics (JPY)	1,400	23
Fortune Brands	1,500	122
Goldcrest Company (JPY) §	700	55
Harman International	1,200	123
Jarden *§	1,225	50
Newell Rubbermaid	22,400	507
Persimmon (GBP)	2,921	44
Philips Electronics (EUR)	1,350	36
Pioneer (JPY) §	2,000	29
Sony (JPY) §	2,400	80
THOMSON Multimedia (EUR)	3,164	66
		1,135
Internet & Catalog Retail 0.4%
Amazon.com *	5,600	254
eBay *	6,600	272
J. Jill Group *§	1,200	19
priceline.com *§	600	11
		556
Leisure Equipment & Products 0.2%
Brunswick	1,100	42
Eastman Kodak §	7,400	180
MarineMax *§	700	18
Nikon (JPY)	2,000	25
Polaris Industries §	100	5
SCP Pool	637	22
		292
Media 2.4%
Aegis Group (GBP)	24,094	60
Comcast
Class A *	7,900	227
Special Class A *	17,116	503
Disney	11,000	265
Emmis Communications *§	500	11
Entercom Communications *	400	13
Gestevision Telecino (EUR)	1,139	24
Getty Images *§	100	8
McGraw-Hill	2,700	130
New York Times, Class A §	14,200	422
News Corp., Class A	16,400	256
Omnicom	1,400	117
Publicis (EUR)	1,920	61
Rogers Communications, Class B	5,300	209
Scholastic *	1,300	48
Scripps, Class A	4,700	235
Singapore Press (SGD)	12,500	34
Television Broadcasts (HKD)	3,000	18
Time Warner	21,300	386
Viacom, Class B	7,990	264
WPP Group (GBP)	5,021	51
WPP Group ADR §	250	13
Young Broadcasting *§	500	2
		3,357
Multiline Retail 1.1%
Big Lots *§	600	7
Kohl's *	8,600	431
Nordstrom	12,200	419
Target	11,300	587
		1,444
Specialty Retail 1.5%
AC Moore Arts & Crafts *§	200	4
AnnTaylor Stores *§	1,900	50
Aoyama Trading (JPY)	500	14
Best Buy	6,600	287
Charles Voegele (CHF)	410	34
Christopher & Banks §	675	9
Dixons Group (GBP)	11,503	31
DSW, Class A *§	400	9
Esprit Holdings (HKD)	4,600	34
Gymboree *§	1,200	16
Home Depot	28,000	1,068
Hot Topic *§	1,500	23
Kesa Electricals (GBP)	2,784	13
Linens 'n Things *	700	19
Monro Muffler Brake §	700	18
Nobia (SEK)	1,298	22
Pantry *§	300	11
RadioShack §	16,300	404
Select Comfort *§	600	12
The Finish Line, Class A §	400	6
Zumiez *§	200	7
		2,091
Textiles, Apparel, & Luxury Goods 0.1%
Adidas-Salomon (EUR)	193	34
Columbia Sportswear *§	500	23
Culp *§	100	0
Warnaco Group *	1,500	33
		90
Total Consumer Discretionary		12,125

CONSUMER STAPLES 5.0%
Beverages 1.1%
Asahi Breweries (JPY) §	3,200	41
Coca-Cola	21,300	920
Diageo (GBP)	2,059	30
Kirin Brewery (JPY)	5,000	55
Lion Nathan (NZD)	5,125	33
PepsiCo	7,150	405
Pernod-Ricard (EUR)	81	14
		1,498
Food & Staples Retailing 1.5%
Casey's General Stores	1,700	40
Casino Guichard-Perrachon (EUR)	699	50
Coles Myer (AUD) §	5,401	42
CVS	31,200	905
Matsumotokiyoshi (JPY)	800	26
METRO (EUR)	2,271	112
Organizacion Soriana, Series B (MXN) *	7,400	31
Performance Food Group *§	1,000	32
Sysco	5,300	166
Tesco (GBP)	9,270	51
Wal-Mart	12,800	561
Wal-Mart de Mexico, Series V (MXN)	10,100	51
Wild Oats Markets *§	700	9
York-Benimaru (JPY) §	1,000	29
		2,105
Food Products 0.7%
American Italian Pasta, Class A §	200	2
Associated British Foods (GBP)	3,292	48
Campbell Soup	7,700	229
General Mills	7,460	360
Koninklijke Wessanen GDS (EUR)	2,309	39
Nestle (CHF)	462	136
RHM (GBP) *	9,200	50
Seneca Foods
Class A *	100	2
Class B *	100	2
Unilever (GBP)	9,788	102
		970
Household Products 0.5%
Colgate-Palmolive	9,160	484
Procter & Gamble	3,000	178
		662
Personal Products 0.4%
Chattem *§	200	7
Gillette	8,500	495
L'Oreal (EUR)	257	20
		522
Tobacco 0.8%
Altria Group	12,180	898
UST	4,630	194
		1,092
Total Consumer Staples		6,849

ENERGY 5.1%
Energy Equipment & Services 2.1%
Baker Hughes	18,700	1,116
BJ Services	4,300	155
FMC Technologies *	1,400	59
Grant Prideco *	2,800	114
Hanover Compressor *§	1,300	18
Hydril *	300	21
Key Energy Services *	400	6
Lone Star Technologies *§	400	22
Saipem (EUR)	2,116	36
Schlumberger	8,500	717
Seacor Holdings *§	800	58
Smith International	12,900	430
Superior Well Services *§	100	2
Transocean *	1,800	110
W-H Energy Services *§	400	13
		2,877
Oil, Gas & Consumable Fuels 3.0%
Bill Barrett *§	1,300	48
BP (GBP)	11,862	141
BP ADR	8,938	633
Chevron	10,131	656
China Shenhua Energy (HKD) *	29,000	34
Eni S.p.A. (EUR)	6,078	181
ExxonMobil	15,026	955
Forest Oil *	1,400	73
INPEX (JPY)	3	24
Marathon Oil	5,560	383
Murphy Oil	1,600	80
Neste Oil (EUR) *	600	22
Noble Energy	200	9
Oil Search (AUD)	12,432	37
OMV (EUR)	620	37
Petroleo Brasileiro (Petrobras) ADR §	1,800	115
Royal Dutch Shell, Series B (GBP)	5,261	182
Royal Dutch Shell ADR, Class B	194	13
Statoil ASA (NOK)	5,926	147
TonenGeneral Sekiyu (JPY) §	2,000	24
Total (EUR)	833	228
Total ADR §	1,600	217
		4,239
Total Energy		7,116

FINANCIALS 13.4%
Capital Markets 3.5%
Affiliated Managers Group *§	500	36
AmeriTrade *§	14,100	303
Bank of New York	1,600	47
Charles Schwab	21,450	309
Credit Suisse Group (CHF)	2,179	97
E*TRADE Financial *	4,600	81
Franklin Resources	7,200	604
Goldman Sachs	3,200	389
Investors Financial Services §	600	20
Legg Mason	5,150	565
Macquarie Bank (AUD)	2,232	129
Mellon Financial	17,380	556
Merrill Lynch	7,200	442
Morgan Stanley	500	27
Northern Trust	8,100	409
Piper Jaffray *	800	24
State Street	14,300	700
UBS (CHF)	1,200	102
		4,840
Commercial Banks 2.7%
ABN AMRO (EUR)	2,682	64
Alliance & Leicester (GBP)	2,998	46
Allied Irish Banks (EUR)	1,593	34
Amegy Bancorp	1,900	43
Australia & New Zealand Banking (AUD)	7,121	131
Australia & New Zealand Banking ADR	100	9
Banca Intesa (EUR)	11,439	53
Banco Santander Central Hispano (EUR)	7,625	100
Bank Austria Creditanstalt (EUR)	819	92
Bank of America	7,700	324
Bank of Fukuoka (JPY) §	4,000	29
Bank of Ireland (EUR)	3,661	58
Barclays (GBP)	17,800	180
BNP Paribas (EUR)	1,758	134
Boston Private Financial §	700	19
Cascade Bancorp §	600	12
Chittenden	1,743	46
Citizens Banking §	1,400	40
DBS Group (SGD)	7,789	73
Dexia (EUR)	1,694	38
Glacier Bancorp §	965	30
Grupo Financiero Banorte (MXN)	12,797	114
HBOS (GBP)	5,768	87
HSBC (GBP)	4,167	68
Mitsubishi Tokyo Financial (JPY) §	9	119
National Australia Bank (AUD)	4,516	114
NORDEA (SEK)	11,540	116
Pinnacle Financial Partners *§	300	8
Provident Bankshares	800	28
Royal Bank of Scotland (GBP)	5,729	163
S-E-Banken (SEK)	3,299	61
Sandy Spring Bancorp §	700	24
Signature Bank *§	500	13
Societe Generale (EUR)	475	54
Sumitomo Trust & Banking (JPY) §	16,000	133
Svenska Handelsbanken, Series A (SEK)	4,144	96
Texas Capital Bancshares *§	1,100	23
The Bank of Yokohama (JPY)	10,600	81
U.S. Bancorp	13,100	368
UniCredito (EUR) §	8,934	50
Valley National Bancorp	1,294	30
Wells Fargo	5,800	340
WestAmerica §	1,000	52
		3,697
Consumer Finance 1.0%
AIFUL (JPY)	700	59
American Express	16,550	951
First Marblehead §	500	13
SLM Corporation	6,700	359
		1,382
Diversified Financial Services 1.3%
Aktiv Kapital (NOK)	3,200	53
Babcock & Brown (AUD) §	5,458	89
Citigroup	24,350	1,108
ING Groep GDS (EUR)	2,570	77
J.P. Morgan Chase	12,814	435
Ricoh Leasing (JPY)	800	22
		1,784
Insurance 3.8%
AFLAC	1,900	86
Aioi Insurance (JPY)	6,000	36
American International Group	24,698	1,530
Aspen Insurance Holdings §	1,100	33
Assured Guaranty	1,600	38
Aviva (GBP)	3,330	37
AXA (EUR)	4,328	119
Bristol West Holdings §	800	15
CNP Assurances (EUR)	1,001	67
Friends Provident (GBP)	9,734	32
Genworth Financial, Class A §	9,900	319
Hartford Financial Services	4,800	370
Horace Mann Educators	1,400	28
Infinity Property & Casualty §	1,000	35
Insurance Australia (AUD)	5,764	24
Markel *	110	36
Marsh & McLennan	41,400	1,258
Mitsui Sumitomo Insurance (JPY)	4,300	50
National Financial Partners	300	14
Ohio Casualty §	2,100	57
PartnerRe	500	32
QBE Insurance (AUD)	3,207	46
SAFECO	8,000	427
Selective Insurance §	500	25
St. Paul Companies	10,000	449
Unipol (EUR) §	10,312	39
W. R. Berkley	137	5
Willis Group Holdings §	1,500	56
XL Capital	1,200	82
		5,345
Real Estate 0.7%
Arden Realty, REIT	600	25
China Overseas Land & Investment (HKD) §	120,000	36
EastGroup Properties, REIT §	800	35
Equity Lifestyle Properties, REIT	300	13
Essex Property Trust, REIT	100	9
Federal Realty Investment Trust, REIT	4,000	244
Gables Residential Trust, REIT §	600	26
GPT Group, Equity Units (AUD)	20,980	63
LaSalle Hotel Properties, REIT	400	14
Mirvac Group (AUD)	6,894	21
Parkway Properties, REIT §	300	14
Reckson Associates Realty, REIT	226	8
Simon Property Group, REIT	5,096	378
Sun Hung Kai Properties (HKD)	4,200	43
Washington SBI, REIT	800	25
Wheelock (HKD)	8,600	15
		969
Thrifts & Mortgage Finance 0.4%
Bradford Bingley (GBP)	8,853	54
Fannie Mae	6,120	274
First Niagra Financial	1,400	20
Harbor Florida Bancshares §	1,300	47
Hypo Real Estate Holding (EUR)	1,961	99
Newalliance Bancshares §	1,900	28
Triad Guaranty *§	300	12
		534
Total Financials		18,551

HEALTH CARE 8.8%
Biotechnology 1.5%
Abgenix *§	200	3
Alexion Pharmaceutical *	300	8
Alkermes *§	900	15
Amgen *	10,600	845
Amylin Pharmaceuticals *§	500	17
Anadys Pharmaceuticals *	300	3
Biogen Idec *	100	4
Cephalon *§	276	13
CSL Limited (AUD)	866	25
Cubist Pharmaceuticals *§	900	19
CV Therapeutics *§	100	3
Cytogen *§	400	2
Cytokinetics *§	300	3
deCode genetics *§	500	4
Exelixis *§	700	5
Genentech *	5,500	463
Gilead Sciences *	9,300	454
Incyte Genomics *	300	1
InterMune *§	800	13
Martek Biosciences *§	600	21
Memory Pharmaceuticals *§	400	1
Myogen *§	100	2
Myriad Genetics *§	900	20
Nektar Therapeutics *§	100	2
Neurocrine Biosciences *§	400	20
NPS Pharmaceuticals *§	300	3
ONYX Pharmaceuticals *§	300	8
Rigel Pharmaceuticals *§	500	12
Tercica *	200	2
Theravance *§	200	4
Trimeris *§	400	6
Vertex Pharmaceuticals *§	1,348	30
		2,031
Health Care Equipment & Supplies 1.5%
Advanced Neuromodulation Systems *§	1,000	48
Analogic §	400	20
Baxter International	13,700	546
Biomet	4,000	139
DJ Orthopedics *§	600	17
Edwards Lifesciences *	500	22
Elekta, Series B (SEK) §	983	45
Greatbatch *§	400	11
Integra LifeSciences *§	1,200	46
Medtronic	10,500	563
NuVasive *§	400	8
ResMed *§	1,000	80
St. Jude Medical *	6,800	318
Steris	800	19
Stryker	4,300	213
Thoratec *§	700	12
Wright Medical Group *§	400	10
		2,117
Health Care Providers & Services 2.7%
Aetna	400	34
Alliance UniChem (GBP)	1,973	30
AmerisourceBergen	5,300	410
Caremark RX *	5,100	255
Celesio (EUR)	658	58
Henry Schein *	1,000	43
LabOne *§	300	13
Lifeline Systems *§	600	20
LifePoint Hospitals *	100	4
Odyssey Healthcare *§	600	10
Quest Diagnostics	2,300	116
Sunrise Senior Living *§	1,200	80
Symbion *§	900	23
United Surgical Partners International *§	1,350	53
UnitedHealth Group	27,100	1,523
VistaCare, Class A *§	400	6
WellChoice *	300	23
WellPoint *	12,600	955
		3,656
Pharmaceuticals 3.1%
Abbott Laboratories	1,400	59
AstraZeneca ADR	1,700	80
Atherogenics *§	800	13
Eisai (JPY)	1,100	47
GlaxoSmithKline (GBP)	5,940	152
GlaxoSmithKline ADR	700	36
Hisamitsu Pharmaceutical (JPY) §	1,600	43
Inspire Pharmaceuticals *§	1,000	8
Johnson & Johnson	8,160	516
Kobayashi Pharmaceutical (JPY)	800	27
Medicines Company *§	700	16
Merck	28,600	778
Novartis (CHF)	5,019	256
Noven Pharmaceuticals *§	800	11
Pfizer	14,400	360
Roche Holding (CHF)	600	84
Sanofi-Aventis (EUR)	1,416	117
Schering-Plough	19,100	402
Sepracor *	2,900	171
Takeda Chemical Industries (JPY)	1,300	78
Teva Pharmaceutical ADR §	1,200	40
UCB (EUR)	1,095	58
Wyeth	20,880	966
		4,318
Total Health Care		12,122

INDUSTRIALS & BUSINESS SERVICES 6.7%
Aerospace & Defense 1.1%
Argon *§	100	3
Armor Holdings *§	1,200	52
BAE Systems (GBP)	7,367	45
General Dynamics	1,600	191
Honeywell International	8,100	304
Lockheed Martin	13,300	812
Mercury Computer Systems *§	400	10
Moog, Class A *	200	6
Rockwell Collins	1,000	48
Rolls-Royce (GBP) *	7,193	47
		1,518
Air Freight & Logistics 0.1%
EGL *§	1,000	27
Pacer International	400	11
Ryder System	200	7
UPS, Class B	800	55
UTi Worldwide §	300	23
Yamato Transport (JPY) §	2,000	33
		156
Airlines 0.0%
Frontier Airlines *§	600	6
Midwest Express Holdings *§	900	2
Qantas Airways (AUD)	8,810	22
		30
Building Products 0.0%
Pilkington (GBP)	19,011	47
Quixote §	200	4
Trex *§	400	10
		61
Commercial Services & Supplies 0.9%
Angelica §	700	13
Cendant	2,300	48
ChoicePoint *	1,300	56
Cintas	400	16
Consolidated Graphics *	1,000	43
Downer EDI (AUD)	6,504	30
G & K Services, Class A §	800	32
Herman Miller	1,400	43
Intersections *§	100	1
Kforce *§	1,000	10
LECG *§	800	18
Pike Electric *	600	11
R.R. Donnelley	10,500	389
Resources Global Professionals *§	1,200	36
Ritchie Bros Auctioneers	600	26
Synagro Technologies §	2,000	9
Tetra Tech *	1,190	20
Waste Connections *§	700	25
Waste Management	14,422	413
West Corporation *	300	11
		1,250
Construction & Engineering 0.2%
Acciona (EUR)	1,060	122
Insituform Technologies *§	500	9
JGC (JPY) §	4,000	73
NCC AB, Series B (SEK)	4,045	77
		281
Electrical Equipment 0.1%
A.O. Smith	1,500	43
Artesyn Technologies *§	900	8
Baldor Electric	1,400	35
Sumitomo Electric Industries (JPY)	2,500	34
Woodward Governor §	100	9
		129
Industrial Conglomerates 1.8%
DCC (EUR)	3,830	77
GE	39,400	1,327
Hutchison Whampoa (HKD)	7,000	72
Sembcorp (SGD)	37,360	66
Siemens (EUR)	1,268	98
Tyco International	32,052	893
		2,533
Machinery 1.5%
3-D Systems *§	100	2
Accuride *§	600	8
Actuant, Class A §	840	39
Cargotec (EUR) *	920	28
Cascade §	500	24
Danaher	16,400	883
Deere	12,800	784
Fanuc (JPY)	700	57
Graco	850	29
Harsco	1,000	66
IDEX	350	15
Lindsay Manufacturing §	900	20
RBC Bearings *	300	5
SKF, Series B (SEK)	2,700	35
Toro §	1,500	55
		2,050
Marine 0.1%
Nippon Yusen (JPY) §	11,000	74
		74
Road & Rail 0.8%
Arriva (GBP)	5,057	53
Burlington Northern Santa Fe	7,600	455
Genesee & Wyoming, Class A *	200	6
Heartland Express §	776	16
Knight Transportation §	1,150	28
Nippon Express (JPY) §	4,000	20
Norfolk Southern	11,400	462
Union Pacific	100	7
		1,047
Trading Companies & Distributors 0.1%
Electro Rent *§	200	3
Interline Brands *§	900	19
Mitsubishi (JPY)	5,100	101
Sumitomo (JPY)	5,000	53
		176
Total Industrials & Business Services		9,305

INFORMATION TECHNOLOGY 11.1%
Communications Equipment 2.1%
ADTRAN	1,100	35
Belden CDT §	1,000	19
Cisco Systems *	27,200	488
Corning *	56,100	1,084
F5 Networks *	200	9
Juniper Networks *	8,200	195
Lucent Technologies *§	65,500	213
Nokia (EUR)	7,715	130
Nokia ADR	16,700	282
Packeteer *§	400	5
QUALCOMM	7,800	349
Research In Motion *	300	21
Riverstone Networks *	2,000	1
Tekelec *§	400	8
		2,839
Computers & Peripherals 0.8%
Creative Technology (SGD)	1,200	9
Dell *	21,700	742
EMC *	20,600	267
Emulex *	1,000	20
Gateway *§	5,600	15
Synaptics *§	400	8
Toshiba (JPY) §	8,000	35
		1,096
Electronic Equipment & Instruments 0.2%
Applied Films *	200	4
Cogent *§	300	7
DTS *§	400	7
Global Imaging Systems *§	700	24
Hamamatsu Photonics (JPY) §	1,400	33
KEMET *§	1,400	12
Kyocera (JPY) §	300	21
Littelfuse *	700	20
Methode Electronics	1,000	11
National Instruments §	500	12
Newport *	600	8
Orbotech *§	700	17
Plexus *	1,700	29
Scansource *§	100	5
Shimadzu (JPY) §	8,000	57
Symbol Technologies	68	1
TDK (JPY)	400	29
Woodhead Industries §	800	11
		308
Internet Software & Services 0.8%
Digital Insight *§	900	23
Digital River *§	300	10
Digitas *§	500	6
Google, Class A *	1,700	538
IAC/InterActiveCorp *§	3,150	80
MatrixOne *§	1,300	7
Yahoo! *	13,600	460
		1,124
IT Services 1.8%
Accenture, Class A *	6,600	168
Affiliated Computer Services, Class A *	100	6
Automatic Data Processing	8,900	383
BISYS Group *	900	12
CACI International, Class A *§	600	36
First Data	30,568	1,223
Fiserv *	3,900	179
Global Payments	800	62
Heartland Payment Systems *	100	2
Indra Sistemas (EUR)	3,166	70
Iron Mountain *	1,225	45
Logica (GBP)	3,673	11
Maximus	800	29
MPS Group *	2,500	30
Paychex	3,000	111
RightNow Technologies *§	1,100	16
Trans Cosmos (JPY) §	900	42
		2,425
Office Electronics 0.1%
Canon (JPY)	1,500	82
Neopost (EUR)	372	36
		118
Semiconductor & Semiconductor Equipment 2.7%
AMIS Holdings *§	500	6
Analog Devices	10,000	371
Atheros Communications *§	200	2
ATMI *§	400	12
Brooks-Pri Automation *	900	12
Cabot Microelectronics *§	600	18
Credence Systems *§	1,100	9
Cymer *§	1,300	41
Cypress Semiconductor *§	600	9
Entegris *	3,068	35
Exar *§	900	13
FEI *§	600	12
Intel	40,400	996
Lattice Semiconductor *	1,800	8
Linear Technology	3,200	120
Marvell Technology Group *	4,800	221
Maxim Integrated Products	12,400	529
Microsemi *§	200	5
MKS Instruments *§	1,400	24
PDF Solutions *§	1,400	23
Power Integrations *§	800	17
Rohm Company (JPY)	100	9
Samsung Electronics (KRW)	100	56
Semiconductor Manufacturing ADR *§	900	8
Semtech *	1,600	26
Silicon Laboratories *§	600	18
Texas Instruments	23,500	797
Virage Logic *§	500	4
Xilinx	12,900	359
		3,760
Software 2.6%
Adobe Systems	6,600	197
Altiris *§	800	12
Blackbaud	93	1
Catapult Communications *§	400	7
CCC Information Services *§	600	16
FactSet Research Systems §	1,250	44
FileNet *§	1,200	34
Hyperion Solutions *	400	19
Internet Security Systems *§	700	17
Intuit *	2,800	125
Jack Henry & Associates §	2,500	49
Kronos *§	800	36
Mercury Interactive *	200	8
Microsoft	91,180	2,346
Motive *§	500	3
NetIQ *§	1,084	13
Open Solutions *§	400	9
Oracle *	28,900	358
Progress Software *§	700	22
Quest Software *§	1,200	18
Red Hat *§	700	15
RSA Security *§	1,200	15
SAP (EUR)	410	71
SPSS *§	400	10
Symantec *	6,890	156
Trend Micro (JPY)	500	16
Verity *§	1,000	11
		3,628
Total Information Technology		15,298
MATERIALS 3.5%
Chemicals 1.5%
Airgas	2,500	74
Arch Chemicals §	1,000	23
BASF (EUR)	996	75
Dow Chemical	8,800	367
DSM (EUR)	1,512	60
DuPont	14,584	571
Ferro §	1,600	29
Kaneka (JPY)	4,000	53
MacDermid	600	16
Material Sciences *	500	8
Minerals Technologies §	600	34
Mitsubishi Gas Chemical (JPY)	6,000	40
Mitsui Chemicals (JPY) §	4,000	24
Monsanto	3,900	245
Potash Corp./Saskatchewan	4,000	373
Symyx Technologies *§	500	13
Yara International (NOK)	2,442	44
		2,049
Construction Materials 0.2%
Boral (AUD)	17,344	107
Cemex (MXN)	11,016	58
Holcim (CHF)	558	37
		202
Containers & Packaging 0.0%
Chesapeake Corp. §	600	11
DS Smith (GBP)	13,467	36
Smurfit-Stone Container *	300	3
		50
Metals & Mining 1.5%
Alcoa	5,868	143
Anglo American (GBP)	2,951	88
BHP Billiton (AUD)	7,500	127
BlueScope Steel (AUD) §	14,537	106
Corus Group (GBP)	50,312	46
Gibraltar Industries §	450	10
Lihir Gold (AUD) *	3,900	6
Meridian Gold *§	1,500	33
Nippon Steel (JPY)	32,000	121
Nucor	7,700	454
Phelps Dodge	6,200	806
Simsmetal Group (AUD)	1,232	18
SSAB Svenskt Stal, Series A (SEK)	3,815	116
		2,074
Paper & Forest Products 0.3%
Buckeye Technologies *§	1,400	11
MeadWestvaco	5,700	158
UPM-Kymmene (EUR)	703	14
Weyerhaeuser	3,800	261
		444
Total Materials		4,819

TELECOMMUNICATION SERVICES 1.6%
Diversified Telecommunication Services 0.4%
China Telecom (HKD)	93,000	35
Compania de Telecomunics Chile ADR §	2,000	22
Eircom Group (EUR)	22,033	52
Premiere Global Services *§	400	3
Tele Danmark (DKK)	2,212	119
Tele Norte Leste ADR §	2,000	33
Telenor ASA (NOK)	12,793	115
Telus (Non-voting shares)	5,500	224
		603
Wireless Telecommunication Services 1.2%
America Movil ADR, Series L	11,000	289
American Tower Systems, Class A *	7,102	177
Bouygues (EUR)	1,985	93
China Unicom (HKD)	17,000	14
KDDI (JPY)	12	68
MobilCom AG (EUR)	1,637	38
SBA Communications *§	500	8
Sprint Nextel	27,185	646
Starhub (SGD)	24,000	29
Vodafone ADR	8,700	226
		1,588
Total Telecommunication Services		2,191

UTILITIES 1.6%
Electric Utilities 0.7%
Cleco	800	19
E.ON AG (EUR)	2,407	222
El Paso Electric *	600	12
Exelon	5,550	296
FirstEnergy	5,787	302
Hong Kong Electric (HKD)	4,600	23
Iberdrola, (EUR)	2,676	75
TEPCO (JPY) §	1,800	46
Unisource Energy §	1,000	33
		1,028
Gas Utilities 0.1%
Southwest Gas §	500	14
Toho Gas (JPY) §	14,000	62
		76
Independent Power Producers & Energy Traders 0.7%
Black Hills §	300	13
Constellation Energy Group	3,900	240
TXU	6,040	682
		935
Multi-Utilities 0.1%
Australian Gas Light (AUD)	2,475	28
Centrica (GBP)	17,767	77
United Utilities (GBP)	3,254	38
		143
Total Utilities		2,182
Total Common Stocks (Cost $66,250)		90,558

PREFERRED STOCKS 0.0%

Fresenius (EUR)	343	48
Total Preferred Stocks (Cost $16)		48

CORPORATE BONDS 4.3%

ABN Amro Bank (Chicago), 7.125%, 6/18/07	70,000	73
ACE INA Holdings, 5.875%, 6/15/14	35,000	36
Alabama Power, VR, 4.026%, 8/25/09	65,000	65
Alcan Aluminum, 5.00%, 6/1/15	60,000	59
Allstate Financial Global Funding, 144A, 5.25%, 2/1/07	35,000	35
Amerada Hess, 7.875%, 10/1/29	30,000	37
America Movil, 5.50%, 3/1/14	60,000	60
Amgen, 4.00%, 11/18/09	30,000	29
AOL Time Warner, 7.625%, 4/15/31	70,000	82
Archstone-Smith Operating Trust, 5.25%, 5/1/15	40,000	40
AT&T Broadband, 8.375%, 3/15/13	50,000	59
AT&T Wireless, 8.75%, 3/1/31	40,000	54
Atmos Energy, 4.00%, 10/15/09	50,000	48
Baker Hughes, 6.875%, 1/15/29	65,000	78
Bank of America, 4.875%, 9/15/12	60,000	60
Bank of America Capital Trust, 5.625%, 3/8/35	50,000	49
Bank One, 5.25%, 1/30/13	85,000	85
BB&T, 6.50%, 8/1/11	50,000	54
Belo, 8.00%, 11/1/08	5,000	5
Black Hills, 6.50%, 5/15/13	40,000	41
Boardwalk Pipelines, 5.50%, 2/1/17	15,000	15
Bunge Limited Finance, 4.375%, 12/15/08	45,000	44
Canadian National Railway, 6.25%, 8/1/34	50,000	55
Capital One Bank, 6.50%, 6/13/13	70,000	76
CE Electric UK Funding, 144A, 6.995%, 12/30/07	35,000	36
Celulosa Arauco y Constitucion, 5.125%, 7/9/13	40,000	39
Centerpoint Energy, 7.25%, 9/1/10	30,000	33
Centex, 5.45%, 8/15/12	50,000	50
CIT Group, 5.00%, 2/1/15	80,000	79
Citigroup, 5.00%, 9/15/14	75,000	75
Clear Channel Communications, 7.65%, 9/15/10	45,000	49
ConocoPhillips, 5.90%, 10/15/32	45,000	49
Countrywide Home Loans, 4.125%, 9/15/09	70,000	68
DaimlerChrysler, 6.50%, 11/15/13	50,000	53
Developers Diversified Realty, 3.875%, 1/30/09	35,000	34
Devon Financing, 6.875%, 9/30/11	60,000	66
Diamond Offshore Drilling
5.15%, 9/1/14	30,000	30
144A, 4.875%, 7/1/15	35,000	34
Dow Chemical, 6.125%, 2/1/11	30,000	32
Duke Capital
4.302%, 5/18/06	25,000	25
6.25%, 2/15/13	40,000	42
Encana Holdings Finance, 5.80%, 5/1/14	50,000	53
EOP Operating, 4.65%, 10/1/10	35,000	34
ERAC USA Finance Company, 144A, 5.60%, 5/1/15	40,000	40
Exelon Generation, 5.35%, 1/15/14	35,000	35
First Union, 6.40%, 4/1/08	20,000	21
FirstEnergy, 6.45%, 11/15/11	50,000	53
Ford Motor Credit
5.80%, 1/12/09	140,000	131
VR, 4.74%, 11/16/05	25,000	25
France Telecom, STEP, 8.00%, 3/1/11	40,000	45
Franklin Resources, 3.70%, 4/15/08	15,000	15
Fund American Companies, 5.875%, 5/15/13	45,000	45
Genentech, 144A, 4.75%, 7/15/15	35,000	34
General Electric Capital, 6.00%, 6/15/12	60,000	64
General Motors Acceptance Corp., 8.00%, 11/1/31	35,000	31
Genworth Financial, 5.75%, 6/15/14	45,000	47
Goldman Sachs Capital I, 6.345%, 2/15/34	90,000	94
GTECH Holdings, 4.50%, 12/1/09	55,000	50
Halliburton, 5.50%, 10/15/10	65,000	67
Harrah's Operating, 5.50%, 7/1/10	55,000	55
Hartford Financial Services Group, 4.75%, 3/1/14	60,000	59
HBOS, 144A, 6.00%, 11/1/33	40,000	43
Highmark, 144A, 6.80%, 8/15/13	35,000	38
HSBC Finance, 5.00%, 6/30/15	60,000	59
Huntington National Bank, 4.375%, 1/15/10	50,000	49
International Lease Finance, 6.375%, 3/15/09	45,000	47
International Speedway, 4.20%, 4/15/09	20,000	19
iStar Financial, 5.125%, 4/1/11	45,000	44
John Deere Capital, 7.00%, 3/15/12	55,000	61
Kaneb Pipe Line Operations, 7.75%, 2/15/12	25,000	28
Kraft Foods, 5.625%, 11/1/11	45,000	46
Kroger, 8.05%, 2/1/10	45,000	50
Legg Mason, 6.75%, 7/2/08	25,000	26
Lehman Brothers Holdings, 3.50%, 8/7/08	70,000	68
Lennar, 144A, 5.60%, 5/31/15	70,000	69
MBNA America Bank, 4.625%, 8/3/09	50,000	50
McCormick, 6.40%, 2/1/06	125,000	126
MDC Holdings, 5.50%, 5/15/13	60,000	59
Medtronic, 144A, 4.75%, 9/15/15	65,000	64
Merrill Lynch, 4.25%, 2/8/10	50,000	49
Nationwide Financial Services, 5.90%, 7/1/12	55,000	58
Nationwide Mutual Insurance, 144A, 6.60%, 4/15/34	25,000	25
Newmont Mining, 5.875%, 4/1/35	55,000	54
News America, 6.20%, 12/15/34	30,000	30
NLV Financial, 144A, 7.50%, 8/15/33	30,000	34
Norfolk Southern, 6.00%, 4/30/08	60,000	62
Northern Trust, 4.60%, 2/1/13	30,000	30
NVR, 5.00%, 6/15/10	35,000	34
Pacific Gas & Electric, 6.05%, 3/1/34	35,000	36
Panhandle Eastern Pipeline, 4.80%, 8/15/08	20,000	20
Pemex Project Funding Master Trust
7.375%, 12/15/14	30,000	33
144A, VR, 5.17%, 6/15/10	45,000	47
Petro Canada, 5.95%, 5/15/35	45,000	45
Pinnacle West Capital, 6.40%, 4/1/06	45,000	45
PPL Capital Funding, 4.33%, 3/1/09	45,000	44
Principal Life Global Funding, 144A, 5.125%, 10/15/13	45,000	46
Principal Mutual Life Insurance, 144A, 8.00%, 3/1/44	45,000	51
Progress Energy, 6.75%, 3/1/06	30,000	30
Prudential Financial, 3.75%, 5/1/08	70,000	69
PNM Resources, 4.40%, 9/15/08	35,000	34
Pulte Homes, 7.875%, 8/1/11	35,000	39
Residential Capital, 144A, 6.375%, 6/30/10	15,000	15
Rogers Cable, 5.50%, 3/15/14	40,000	37
Sealed Air, 144A, 5.375%, 4/15/08	40,000	40
Security Benefit Life Insurance, 144A, 7.45%, 10/1/33	20,000	23
Simon Property Group, 3.75%, 1/30/09	45,000	43
SLM Corporation
VR, 3.66%, 4/1/09	35,000	35
VR, 3.85%, 1/26/09	50,000	50
Sprint Capital, 6.875%, 11/15/28	70,000	77
Telecom Italia Capital, 5.25%, 11/15/13	45,000	45
Telefonos de Mexico, 5.50%, 1/27/15	35,000	35
Telus, 8.00%, 6/1/11	60,000	69
Transamerica Capital, 144A, 7.65%, 12/1/26	25,000	29
Transocean, 7.50%, 4/15/31	30,000	38
Tyco International, 6.375%, 10/15/11	55,000	59
U.S. Bancorp, 4.50%, 7/29/10	65,000	64
United Technologies, 5.40%, 5/1/35	40,000	40
Verizon Global Funding, 7.75%, 12/1/30	45,000	55
Wachovia, 5.50%, 8/1/35	30,000	29
Wal-Mart, 5.25%, 9/1/35	50,000	49
Webster Financial, 5.125%, 4/15/14	45,000	44
Wells Fargo, VR, 4.02%, 3/23/07	55,000	55
Westar Energy, 5.10%, 7/15/20	25,000	24
Western Power Distribution Holdings, 144A
6.875%, 12/15/07	25,000	26
WM Wrigley, 4.65%, 7/15/15	20,000	20
Yum! Brands, 7.70%, 7/1/12	45,000	51
Total Corporate Bonds (Cost $5,911)		5,944

ASSET-BACKED SECURITIES 1.0%
BankBoston Home Equity Loan Trust, Series 1998-1
Class A6, 6.35%, 2/25/13	46,074	47
Capital One Multi-Asset Executive Trust
Series 2004-A8, ClassA8, VR, 3.898%, 8/15/14	250,000	251
Series 2005-A7, Class A7, 4.70%, 6/15/15	125,000	125
Chase Funding Mortgage Loan, Series 2002-2, Class 1M1
5.599%, 9/25/31	12,872	13
Chase Issuance Trust, Series 2005-A7, Class A7
4.55%, 3/15/13	125,000	125
Chase Manhattan Auto Owner Trust, Series 2003-A, Class A4
2.06%, 12/15/09	80,000	78
Citibank Credit Card Issuance Trust, Series 2005-C3
Class C3, VR, 4.178%, 7/15/14	65,000	65
Countrywide Asset-Backed Certificates, Series 2003-5
Class AF3, 3.613%, 4/25/30	22,724	23
Credit-Based Asset Services and Securities Trust
Series 2005-CB5, Class AF2, VR, 4.831%, 8/25/34	45,000	45
GE Equipment Small Ticket, Series 2005-1A, Class A4
144A, 4.51%, 12/22/14	100,000	99
MBNA Credit Card Master Note Trust, Series 2005-A6
Class A6, 4.128%, 1/15/13	60,000	60
New Century Home Equity Loan Trust
Series 2005-A, Class A6, VR, 4.954%, 8/25/35	135,000	133
Series 2005-A, Class M2, VR, 5.344%, 8/25/35	50,000	49
Peco Energy Transition Trust, Series 2001-A, Class A1
6.52%, 12/31/10	110,000	118
Reliant Energy Transition Bond, Series 2001-1, Class A4
5.63%, 9/15/15	100,000	104
WFS Financial Owner Trust, Series 2004-1, Class A4
2.81%, 8/22/11	60,000	59
Total Asset-Backed Securities (Cost $1,397)		1,394

NON-U.S. GOVERNMENT MORTGAGE-
BACKED SECURITIES 1.6%

Banc of America Commercial Mortgage
Series 2003-1, Class A2, CMO, 4.648%, 9/11/36	100,000	99
Series 2004-6, Class A1, CMO, 3.801%, 12/10/42	22,122	21
Bank of America Mortgage Securities
Series 2003-L, Class 2A2, CMO, VR, 4.264%, 1/25/34	113,693	113
Series 2004-1, Class 3A2, CMO, VR, 4.943%, 10/25/34	41,016	41
Series 2004-A, Class 2A2, CMO, VR, 4.124%, 2/25/34	58,713	58
Series 2004-D, Class 2A2, CMO, VR, 4.206%, 5/25/34	46,355	46
Series 2004-H, Class 2A2, CMO, VR, 4.775%, 9/25/34	38,203	38
Bear Stearns Commercial Mortgage Securities
Series 2004-PWR6, Class A1, CMO, 3.688%, 11/11/41	15,186	15
Series 2004-T14, Class A2, CMO, 4.17%, 1/12/41	225,000	221
Series 2005-PWR8, Class A4, CMO, 4.674%, 6/11/41	140,000	136
Series 2005-PWR9, Class AAB, CMO, 4.804%, 9/11/42	100,000	99
Series 2005-T18, Class A1, CMO, 4.274%, 2/13/42	94,609	94
Citigroup Commercial Mortgage Trust, Series 2004-C2
Class A1, CMO, 3.787%, 10/15/41	13,377	13
Commercial Mortgage, Series 2005-LP5, Class A1, CMO, PTC
4.235%, 5/10/43	93,646	93
DLJ Commercial Mortgage, Series 1999-CG2, Class A1B, CMO
7.30%, 6/10/32	75,000	81
GE Capital Commercial Mortgage, Series 2001-1, Class A2 CMO
6.531%, 5/15/11	100,000	108
Greenwich Capital Commercial Funding
Series 2004-GG1A, Class A2, CMO, 3.835%, 6/10/36	81,644	80
Series 2005-GG3, Class AAB, CMO, VR, 4.619%, 8/10/42	35,000	35
J.P. Morgan Chase Commercial Mortgage Securities
Series 2001-CIB2, Class A2, CMO, 6.244%, 4/15/35	95,911	98
Series 2001-CIBC, Class A3, CMO, 6.26%, 3/15/33	100,000	107
Series 2005-LDP4, Class ASB, CMO, VR
4.824%, 10/15/42	165,000	164
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2, CMO, 3.246%, 3/15/29	125,000	119
Series 2004-C4, Class A2, CMO, VR, 4.567%, 5/15/29	125,000	124
Series 2005-C1, Class A4, CMO, 4.742%, 2/15/30	75,000	74
Washington Mutual, Series 2004-AR1, Class A, CMO
VR, 4.229%, 3/25/34	39,488	38
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $2,159)		2,115

U.S. GOVERNMENT & AGENCY MORTGAGE-
BACKED SECURITIES 7.6%
U.S. Government Agency Obligations ± 6.7%
Federal Home Loan Mortgage
4.50%, 11/1/18 - 4/1/35	814,582	783
5.00%, 12/1/08 - 9/1/35	705,927	696
5.50%, 3/1/18 - 12/1/33	519,005	526
6.00%, 10/1/16 - 3/1/33	382,732	390
7.00%, 6/1/32	28,155	29
ARM
4.517%, 9/1/32	23,842	24
4.545%, 9/1/35	100,000	97
4.721%, 8/1/35	75,000	74
CMO
4.50%, 3/15/16	175,000	172
5.00%, 10/15 - 11/15/27	225,000	224
5.50%, 4/15/28	200,000	202
CMO, IO
4.50%, 7/15/11 - 5/15/16	257,000	21
Federal National Mortgage Assn.
4.50%, 5/1/18 - 9/1/34	649,505	637
5.00%, 11/1/18 - 9/1/35	755,428	746
5.50%, 1/1/17 - 1/1/35	2,142,005	2,152
6.00%, 10/1/13 - 11/1/34	1,555,479	1,584
6.50%, 5/1/17 - 12/1/32	262,323	270
7.00%, 4/1/32	9,241	10
ARM, 4.70%, 9/1/35	99,895	98
CMO
3.50%, 4/25/13	75,000	74
5.00%, 3/25/15	125,000	125
CMO, IO
5.50%, 11/25/28	34,456	2
6.50%, 2/1/32	23,668	5
TBA, 6.00%, 1/1/33	300,000	305
U.S. Government Obligations 0.9%
Government National Mortgage Assn.
5.00%, 7/15/33 - 3/20/34	803,759	797
5.50%, 5/20/34	99,050	100
6.00%, 4/15/26 - 2/20/34	95,834	99
6.50%, 3/15/26 - 12/20/33	60,913	63
7.00%, 9/20/27	52,393	55
8.00%, 10/15/25 - 6/15/26	21,311	23
8.50%, 12/15/24	6,941	7
11.50%, 11/15/19	7,556	9
CMO, 2.946%, 3/16/19	60,000	58
TBA, 5.50%, 1/1/33	54,000	54
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $10,606)		10,511

FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.8%

Asian Development Bank, 6.25%, 6/15/11 (AUD)	295,000	232
European Investment Bank, 5.75%, 9/15/09 (AUD)	100,000	77
Federal Republic of Germany, 3.25%, 4/9/10 (EUR)	280,000	346
Government of Canada, 5.25%, 6/1/12 (CAD)	365,000	341
Republic of South Africa, 6.50%, 6/2/14 §	70,000	77
United Mexican States, 6.375%, 1/16/13	55,000	59
Total Foreign Government Obligations & Municipalities
(Cost $1,017)		1,132

U.S. GOVERNMENT AGENCY
OBLIGATIONS (EXCLUDING MORTGAGE-
U.S. Government Agency Obligations ± 1.5%
Federal Home Loan Bank
5.75%, 5/15/12	330,000	351
5.25%, 6/18/14	150,000	157
Federal Home Loan Mortgage
4.125%, 10/18/10	165,000	163
4.625%, 2/15/07 (EUR)	315,000	391
5.125%, 7/15/12	40,000	41
Federal National Mortgage Assn.
3.25%, 8/15/08	160,000	155
4.375%, 9/15/12	100,000	98
6.00%, 5/15/11	310,000	332
7.125%, 1/15/30	240,000	313
CMO, 2.91%, 11/25/33	7,764	8
U.S. Treasury Obligations 7.7%
U.S. Treasury Bonds
5.375%, 2/15/31	75,000	84
6.00%, 2/15/26	550,000	649
6.25%, 8/15/23	255,000	305
6.375%, 8/15/27	140,000	174
7.50%, 11/15/16	95,000	120
7.625%, 2/15/25	30,000	41
8.50%, 2/15/20	185,000	261
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/25	269,480	288
U.S. Treasury Inflation-Indexed Notes
1.875%, 7/15/13	154,241	156
2.00%, 7/15/14	305,756	313
3.625%, 1/15/08	78,605	83
U.S. Treasury Notes
1.50%, 3/31/06	150,000	148
1.875%, 11/30/05 ++	1,295,000	1,292
3.375%, 11/15 - 12/15/08	830,000	810
3.50%, 11/15/06 - 2/15/10	1,410,000	1,386
3.625%, 6/30/07 - 6/15/10	1,765,000	1,736
4.00%, 6/15/09	105,000	104
4.25%, 11/15/13	860,000	857
5.00%, 8/15/11	125,000	130
5.75%, 8/15/10	1,630,000	1,738
Total U.S. Government Agency Obligations (excluding Mortgage-
Backed) (Cost $12,478)		12,684

MUNICIPAL BONDS 0.5%

Atlanta Airport, 5.00%, 1/1/33 (FSA Insured)	95,000	99
California, GO
5.25%, 4/1/34	20,000	21
Economic Recovery, 5.00%, 7/1/16	25,000	27
Clark County School Dist., GO, 5.00%, 6/15/18
(MBIA Insured)	50,000	53
District of Columbia, GO, 5.00%, 6/1/16 (MBIA Insured)	65,000	70
Houston Water & Sewer, 5.25%, 5/15/16 (MBIA Insured)	80,000	87
Kansas Dev. Fin. Auth., Public Employee Retirement
5.501%, 5/1/34 (FSA Insured)	30,000	31
New York City, GO, 5.00%, 8/1/15	60,000	64
New York Liberty Dev., Goldman Sachs Group
5.25%, 10/1/35	35,000	39
New York State Urban Dev. Corp., Corrections & Youth Fac.
5.25%, 1/1/21 (Tender 1/1/09)	50,000	53
North Carolina, GO, 5.25%, 3/1/13	145,000	161
Oregon, Taxable Pension, GO, 5.892%, 6/1/27	15,000	16
Total Municipal Bonds (Cost $723)		721
DOMESTIC BOND MUTUAL FUNDS 2.3%
T. Rowe Price Institutional High Yield Fund, 7.22% p†	302,977	3,205
Total Domestic Bond Mutual Funds (Cost $3,179)		3,205
SHORT-TERM INVESTMENTS 7.1%
Money Market Fund 7.1%
T. Rowe Price Reserve Investment Fund, 3.79% #†	9,799,247	9,799
Total Short-Term Investments (Cost $9,799)		9,799
SECURITIES LENDING COLLATERAL 5.2%
Money Market Pooled Account 1.0%
Investment in money market pooled account managed by JP
Morgan Chase Bank, London, 3.772% #	1,309,860	1,310
		1,310
Money Market Trust 4.2%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 3.73% #	5,852,283	5,852
		5,852
Total Securities Lending Collateral (Cost $7,162)		7,162
FUTURES CONTRACTS 0.0%
Variation margin receivable (payable) on open futures
contracts (2)		2
Total Futures Contracts		2
Total Investments in Securities
105.2% of Net Assets (Cost $120,697)		$145,275

(1)	Denominated in U.S. dollars unless otherwise noted
#	Seven-day yield
*	Non-income producing
§	All or a portion of this security is on loan at September 30,
2005 - See Note 2
±	The issuer operates under a congressional charter; its
.	securities are neither issued nor guaranteed by the U.S
government.
++	All or a portion of this security is pledged to cover margin requirements on futures contracts at September 30, 2005.
†	Affiliated company – See Note 4
p	SEC yield
144A	Security was purchased pursuant to Rule 144A under the
Securities Act of 1933 and may be resold in transactions
exempt from registration only to qualified institutional buyers
- total value of such securities at period-end amounts to $828 and represents 0.6% of net assets
ADR	American Depository Receipts
ARM	Adjustable Rate Mortgage
AUD	Australian dollar
CAD	Canadian dollar
CHF	Swiss franc
CMO	Collateralized Mortgage Obligation
DKK	Danish krone
EUR	Euro
FSA	Financial Security Assurance Inc.
GBP	British pound
GDR	Global Depository Receipts
GDS	Global Depository Shares
GO	General Obligation
HKD	Hong Kong dollar
IO	Interest Only security for which the fund receives interest on notional principal (par)
JPY	Japanese yen
KRW	South Korean won
MBIA	MBIA Insurance Corp.
MXN	Mexican peso
NOK	Norwegian krone
NZD	New Zealand dollar
PTC	Pass-Through Certificate
REIT	Real Estate Investment Trust
SEK	Swedish krona
SGD	Singapore dollar
STEP	Stepped coupon bond for which the coupon rate of interest
will adjust on specified future date(s)
TBA	To Be Announced security was purchased on a forward
commitment basis
VR	Variable Rate; rate shown is effective rate at period-end

(2) Open Futures Contracts at September 30, 2005 were as follows:
($ 000s)
		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Short, 7 U.S. Treasury five year contracts,
$15 par of 1.875% U.S. Treasury Notes
pledged as initial margin	12/05	$(746)	$9
Net payments (receipts) of variation
margin to date			(7)
Variation margin receivable (payable)
on open futures contracts			$2

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE PERSONAL STRATEGY BALANCED PORTFOLIO
Unaudited	September 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Balanced Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital appreciation and income. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Forward Commitments and Dollar Rolls

At September 30, 2005, the fund held To Be Announced (TBA) mortgage backed securities purchased on a forward commitment basis, with payment and delivery at an agreed-upon later date. The fund purchases TBAs with the intention of taking possession of the underlying mortgage securities. The fund may also enter dollar roll transactions, in which it sells a mortgage-backed security and simultaneously purchases a similar, but not identical, TBA with the same issuer, coupon, and terms. Losses may occur due to changes in market conditions or the failure of counterparties to perform under the contracts, and actual mortgages received may be less favorable than those anticipated by the fund.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in money market pooled accounts managed by the fund's lending agents in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At September 30, 2005, the value of loaned securities was $6,981,000; aggregate collateral consisted of $7,162,000 in money market pooled accounts.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2005, the cost of investments for federal income tax purposes was $120,697,000. Net unrealized gain aggregated $24,584,000 at period-end, of which $26,037,000 related to appreciated investments and $1,453,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $181,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2005 and December 31, 2004 was $9,799,000 and $5,878,000, respectively.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund) as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. The High Yield Fund is an open-end management investment company managed by Price Associates, and an affiliate of the fund. The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. To ensure that Personal Strategy Balanced Portfolio does not incur duplicate fees for its assets invested in High Yield Fund, Price Associates has agreed to reduce its management fee to the fund. During the nine months ended September 30, 2005, purchases and sales of High Yield Fund were $274,000 and $2,623,000, respectively. Investment income during the period was $255,000. At September 30, 2005 and December 31, 2004, the value of shares of High Yield Fund held were $3,205,000 and $5,750,000, respectively.

For the period ended September 30, 2005, total realized loss on all affiliated companies was $23,000.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
Unaudited	September 30, 2005
PORTFOLIO OF INVESTMENTS (1)	Shares/$ Par	Value
(Cost and value in $ 000s)
COMMON STOCKS 96.1%

CONSUMER DISCRETIONARY 17.2%
Auto Components 1.5%
Gentex	304,000	5,289
TRW *	161,000	4,724
		10,013
Diversified Consumer Services 1.4%
Apollo Group, Class A *	88,000	5,843
Education Management *	118,000	3,804
		9,647
Hotels, Restaurants & Leisure 2.4%
Fairmont Hotels	210,000	7,018
PF Chang's China Bistro *	49,000	2,197
The Cheesecake Factory *	119,000	3,718
Wynn Resorts *	80,000	3,612
		16,545
Household Durables 1.6%
Garmin	77,000	5,223
Harman International	53,000	5,420
		10,643
Internet & Catalog Retail 0.7%
Amazon.com *	104,000	4,711
		4,711
Leisure Equipment & Products 0.8%
Brunswick	151,000	5,697
		5,697
Media 4.3%
Catalina Marketing	116,400	2,647
Citadel Broadcasting *	392,000	5,382
Cox Radio, Class A *	92,500	1,406
Dreamworks Animation, Class A *	87,000	2,406
Getty Images *	24,000	2,065
Rogers Communications, Class B	218,000	8,600
Scholastic *	15,900	588
Univision Communications, Class A *	164,000	4,351
XM Satellite Radio Holdings, Class A *	61,000	2,191
		29,636
Multiline Retail 1.0%
Dollar General	191,000	3,503
Family Dollar Stores	153,000	3,040
		6,543
Specialty Retail 3.5%
Best Buy	128,000	5,572
CarMax *	100,000	3,127
O'Reilly Automotive *	151,000	4,255
PETsMART	187,000	4,073
Ross Stores	143,000	3,389
Williams-Sonoma *	100,000	3,835
		24,251
Total Consumer Discretionary		117,686

CONSUMER STAPLES 1.4%
Beverages 0.5%
Cott *	186,000	3,292
		3,292
Food & Staples Retailing 0.9%
Shoppers Drug Mart (CAD)	82,000	2,903
Whole Foods Market	23,000	3,092
		5,995
Total Consumer Staples		9,287

ENERGY 8.3%
Energy Equipment & Services 3.5%
BJ Services	304,000	10,941
FMC Technologies *	135,000	5,685
Smith International	218,000	7,261
		23,887
Oil, Gas & Consumable Fuels 4.8%
EOG Resources	139,000	10,411
Murphy Oil	159,000	7,929
Western Gas Resources	112,000	5,738
XTO Energy	196,000	8,883
		32,961
Total Energy		56,848

FINANCIALS 9.3%
Capital Markets 5.6%
AmeriTrade *	405,000	8,699
E*TRADE Financial *	278,000	4,893
Eaton Vance	185,000	4,592
Federated Investors, Class B	75,000	2,492
Investors Financial Services	27,000	888
John Nuveen	93,000	3,663
Legg Mason	58,000	6,362
Refco *	128,000	3,619
Waddell & Reed Financial, Class A	182,900	3,541
		38,749
Commercial Banks 0.2%
SVB Financial Group *	30,000	1,459
		1,459
Diversified Financial Services 1.2%
CapitalSource *	172,000	3,750
Principal Financial Group	94,000	4,453
		8,203
Insurance 2.3%
Assurant	191,000	7,269
Axis Capital Holdings	151,000	4,305
Willis Group Holdings	105,000	3,943
		15,517
Total Financials		63,928

HEALTH CARE 17.1%
Biotechnology 6.4%
Abgenix *	111,000	1,407
Alkermes *	154,000	2,587
Amylin Pharmaceuticals *	87,000	3,027
Celgene *	58,000	3,150
Cephalon *	114,000	5,292
Gilead Sciences *	150,000	7,314
Human Genome Sciences *	103,000	1,400
MedImmune *	318,000	10,701
Neurocrine Biosciences *	60,000	2,951
OSI Pharmaceuticals *	44,000	1,287
Protein Design Labs *	88,000	2,464
Vertex Pharmaceuticals *	117,000	2,615
		44,195
Health Care Equipment & Supplies 2.6%
Edwards Lifesciences *	97,000	4,308
Gen-Probe *	56,000	2,769
INAMED *	25,000	1,892
Kinetic Concepts *	71,000	4,033
Varian Medical Systems *	42,000	1,660
Waters Corporation *	77,000	3,203
		17,865
Health Care Providers & Services 5.5%
Community Health System *	110,000	4,269
Coventry Health Care *	46,000	3,957
DaVita *	43,000	1,981
Health Management	150,000	3,521
Laboratory Corporation of America *	126,000	6,137
Manor Care	189,000	7,260
Omnicare	111,900	6,292
Triad Hospitals *	87,000	3,938
		37,355
Pharmaceuticals 2.6%
Andrx *	92,000	1,420
Barr Pharmaceuticals *	122,000	6,700
Elan ADR *	296,000	2,623
Sepracor *	61,000	3,598
Taro Pharmaceuticals *	62,000	1,595
Valeant Pharmaceuticals	86,000	1,727
		17,663
Total Health Care		117,078

INDUSTRIALS & BUSINESS SERVICES 13.6%
Aerospace & Defense 3.0%
Alliant Techsystems *	94,000	7,017
Goodrich	110,000	4,878
Rockwell Collins	182,000	8,794
		20,689
Air Freight & Logistics 0.2%
Expeditors International of Washington	25,000	1,420
		1,420
Airlines 1.5%
JetBlue Airways *	204,000	3,590
Southwest Airlines	456,000	6,772
		10,362
Building Products 0.8%
American Standard	115,000	5,353
		5,353
Commercial Services & Supplies 2.8%
ChoicePoint *	171,000	7,382
Manpower	144,000	6,392
Robert Half International	102,000	3,631
Viad	63,000	1,723
		19,128
Industrial Conglomerates 2.4%
Roper Industries	256,000	10,058
Teleflex	84,000	5,922
		15,980
Machinery 2.8%
Danaher	84,000	4,522
ITT Industries	47,000	5,339
Oshkosh Truck	139,000	5,999
Pentair	96,000	3,504
		19,364
Trading Companies & Distributors 0.1%
MSC Industrial Direct	26,000	862
		862
Total Industrials & Business Services		93,158

INFORMATION TECHNOLOGY 23.3%
Communications Equipment 2.6%
ADTRAN	140,000	4,410
Comverse Technology *	89,000	2,338
Harris	186,000	7,775
Juniper Networks *	124,000	2,950
Research In Motion *	3,800	260
		17,733
Computers & Peripherals 0.2%
Diebold	42,000	1,447
		1,447
Electronic Equipment & Instruments 3.5%
CDW	84,000	4,949
Cogent *	79,000	1,876
Dolby Laboratories, Class A *	112,000	1,792
Flextronics *	419,000	5,384
FLIR Systems *	140,000	4,141
Jabil Circuit *	193,000	5,968
Symbol Technologies	294	3
		24,113
Internet Software & Services 2.1%
CNET Networks *	280,000	3,800
Monster Worldwide *	144,000	4,422
VeriSign *	277,000	5,919
		14,141
IT Services 5.7%
CACI International, Class A *	74,000	4,484
Certegy	177,000	7,083
Checkfree *	105,000	3,971
DST Systems *	132,000	7,238
Global Payments	62,000	4,819
Iron Mountain *	192,000	7,046
Moneygram International	201,000	4,364
		39,005
Semiconductor & Semiconductor Equipment 4.1%
AMIS Holdings *	126,000	1,494
Intersil Holding, Class A	261,000	5,685
Marvell Technology Group *	29,000	1,337
Microchip Technology	195,000	5,874
Novellus Systems *	185,000	4,640
PMC-Sierra *	195,000	1,718
Semtech *	119,000	1,960
Xilinx	199,000	5,542
		28,250
Software 5.1%
Activision *	159,000	3,252
Adobe Systems	112,000	3,343
Cadence Design Systems *	352,000	5,688
Jack Henry & Associates	140,000	2,716
Macromedia *	35,000	1,423
McAfee *	136,000	4,273
Mercury Interactive *	81,000	3,208
NAVTEQ *	129,000	6,444
Red Hat *	217,000	4,598
		34,945
Total Information Technology		159,634

MATERIALS 1.3%
Chemicals 0.7%
Nalco Holding *	263,000	4,437
		4,437
Metals & Mining 0.6%
Newmont Mining	94,000	4,434
		4,434
Total Materials		8,871

TELECOMMUNICATION SERVICES 3.4%
Diversified Telecommunication Services 0.7%
Telus (CAD)	122,000	5,098
		5,098
Wireless Telecommunication Services 2.7%
American Tower Systems, Class A *	182,000	4,541
Crown Castle International *	302,000	7,438
Nextel Partners, Class A *	260,000	6,526
		18,505
Total Telecommunication Services		23,603
Total Miscellaneous Common Stocks 1.2% ??		8,319
Total Common Stocks (Cost $451,186)		658,412

SHORT-TERM INVESTMENTS 4.1%
Money Market Fund 4.1%
T. Rowe Price Government Reserve Investment Fund
3.48% #†	28,096,506	28,097
Total Short-Term Investments (Cost $28,097)		28,097

Total Investments in Securities
100.2% of Net Assets (Cost $479,283)		$686,509

The accompanying notes are an integral part of this Portfolio of Investments.

(1) Denominated in U.S. dollars unless otherwise noted

# Seven-day yield

* Non-income producing

∞ The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.

† Affiliated company – See Note 3 ADR American Depository Receipts CAD Canadian dollar

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
Unaudited	September 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Mid-Cap Growth Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2005, the cost of investments for federal income tax purposes was $479,283,000. Net unrealized gain aggregated $207,226,000 at period-end, of which $223,547,000 related to appreciated investments and $16,321,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $575,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2005 and December 31, 2004 was $28,097,000 and $23,374,000, respectively.

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
Unaudited	September 30, 2005
PORTFOLIO OF INVESTMENTS (1)	Shares/$ Par	Value
(Cost and value in $ 000s)

COMMON STOCKS AND WARRANTS

BIOTECHNOLOGY 46.1%
Major Biotechnology 36.8%
Abgenix *	5,450	69
Alkermes *	8,970	151
American Pharmaceutical *	200	9
Amgen ^*	4,630	369
Array BioPharma *	1,100	8
Atherogenics *	1,900	30
Biogen Idec ^*	2,908	115
Celgene ^*	2,400	130
Cephalon *	6,130	285
CV Therapeutics ^*	2,500	67
Eyetech Pharmaceuticals ^*	1,200	21
Genentech ^*	5,220	440
Gilead Sciences ^*	11,420	557
Human Genome Sciences *	1,980	27
ImClone Systems ^*	6,220	196
Kosan Biosciences *	2,500	18
Martek Biosciences *	1,600	56
Medicines Company ^*	3,300	76
MedImmune *	2,010	68
Neurocrine Biosciences ^*	3,361	165
NPS Pharmaceuticals *	3,300	33
OSI Pharmaceuticals ^*	3,300	96
Protein Design Labs ^*	5,100	143
Sepracor ^*	6,300	372
Trimeris *	5,100	78
United Therapeutics ^*	400	28
Vertex Pharmaceuticals *	5,400	121
		3,728
Other Biotechnology 9.3%
Alexion Pharmaceutical *	1,420	39
Amylin Pharmaceuticals ^*	4,590	160
BioCryst Pharmaceuticals *	4,700	46
Cubist Pharmaceuticals *	6,600	142
deCode genetics *	4,000	34
Discovery Laboratories *	500	3
Dynavax Technologies *	300	2
Encysive Pharmaceuticals *	4,800	57
Exelixis *	4,600	35
Favrille *	700	3
Idenix Pharmaceuticals *	600	15
Incyte Genomics *	6,700	31
Inspire Pharmaceuticals ^*	1,400	11
Keryx Biopharmaceuticals *	1,800	28
Mannkind *	1,600	22
Mannkind, Warrants, 8/5/10 *‡	900	0
Monogram Biosciences *	2,400	6
Myogen ^*	2,900	68
Myogen, Warrants, 9/29/09 *‡	100	2
Nektar Therapeutics *	1,100	19
NeoRx *	1,000	1
ONYX Pharmaceuticals *	1,200	30
Pharmion *	700	15
Rigel Pharmaceuticals *	1,500	36
Theravance *	2,800	59
Vion Pharmaceuticals *	7,900	17
ViroPharma *	3,100	64
		945
Total Biotechnology		4,673

LIFE SCIENCES 4.0%
Life Sciences 4.0%
Affymetrix ^*	400	18
Dade Behring Holdings ^	2,600	95
Gen-Probe ^*	1,900	94
Immucor ^*	2,000	55
Invitrogen *	400	30
OraSure Technologies *	1,200	11
Serologicals *	700	16
Symyx Technologies *	3,200	84
Total Life Sciences		403

PHARMACEUTICALS 15.3%
International Pharmaceuticals 1.0%
Schwarz Pharma AG (EUR)	900	56
Solvay (EUR)	400	47
		103
Major Pharmaceuticals 14.3%
Abbott Laboratories	700	30
Alcon	790	101
Andrx *	1,700	26
Astellas Pharma (JPY)	2,100	80
Barr Pharmaceuticals *	300	16
Elan ADR *	10,900	97
Eli Lilly ^	1,900	102
Indevus Pharmaceuticals *	3,300	9
IVAX *	1,000	26
Johnson & Johnson	1,480	94
MGI Pharma *	3,400	79
Novartis ADR	1,200	61
Noven Pharmaceuticals *	1,400	20
Novo Nordisk, Series B (DKK)	300	15
Penwest Pharmaceuticals *	600	11
Pfizer	3,728	93
Roche Holding (CHF)	1,100	153
Salix Pharmaceuticals *	300	6
Sanofi-Aventis (EUR)	750	62
Schering-Plough	2,915	61
Shire Pharmaceuticals ADR	2,100	78
Teva Pharmaceutical ADR ^	500	17
Valeant Pharmaceuticals	1,000	20
Wyeth ^	4,154	192
		1,449
Total Pharmaceuticals		1,552

PRODUCTS & DEVICES 8.3%
Implants 8.3%
Aspect Medical Systems *	900	27
Biomet	1,100	38
BioSphere Medical *	4,100	23
Boston Scientific ^*	2,700	63
CONMED *	300	8
CryoLife *	1,800	12
Edwards Lifesciences ^*	1,500	67
Endologix *	2,900	15
Guidant	400	28
Integra LifeSciences *	700	27
Kinetic Concepts ^*	2,100	119
Medtronic	1,100	59
Regeneration Technologies *	800	7
ResMed *	1,300	104
Respironics *	400	17
St. Jude Medical ^*	2,100	98
Stryker ^	1,400	69
Zimmer Holdings ^*	830	57
Total Products & Devices		838

SERVICES 23.1%
Distribution 2.0%
Cardinal Health	1,800	114
Caremark RX *	1,467	73
Patterson Companies *	500	20
		207
Other Services 0.6%
Quest Diagnostics	1,100	56
		56
Payors 15.2%
Aetna	800	69
CIGNA	1,500	177
Coventry Health Care *	1,100	95
UnitedHealth Group	10,100	567
WellPoint *	8,300	629
		1,537
Providers 5.3%
Community Health System *	4,700	182
DaVita *	2,900	134
HealthSouth *	4,100	17
Manor Care	200	8
Sunrise Senior Living *	500	33
Symbion *	1,800	47
Triad Hospitals *	2,300	104
Vencor, REIT	500	16
		541
Total Services		2,341
Total Miscellaneous Common Stocks 3.4% ∞		339
Total Common Stocks and Warrants (Cost $7,933)		10,146

OPTIONS PURCHASED 0.0%
Abgenix, Call, 10/22/05 @ $12.50 *	500	1
Human Genome Sciences, Call, 10/22/05 @ $15.00 *	700	0
ImClone System, Put, 10/22/05 @ $30.00 *	2,700	3
Total Options Purchased (Cost $6)		4

OPTIONS WRITTEN (1.7%)
Abbott Laboratories, Put, 1/21/06 @ $55.00 *	(200)	(3)
1/21/06 @ $60.00 *	(100)	0
1/21/06 @ $65.00 *	(100)	(1)
Caremark RX
Put
1/21/06 @ $45.00 *	(300)	0
1/21/06 @ $50.00 *	(200)	(1)
1/21/06 @ $55.00 *	(200)	(1)
Celgene
Call
1/21/06 @ $60.00 *	(700)	(3)
10/22/05 @ $60.00 *	(500)	0
Put
1/21/06 @ $35.00 *	(300)	0
1/21/06 @ $40.00 *	(200)	0
1/21/06 @ $45.00 *	(200)	(1)
1/21/06 @ $60.00 *	(400)	(4)
Cephalon, Put, 1/21/06 @ $40.00 *	(200)	0
CIGNA
Put
1/21/06 @ $110.00 *	(200)	0
1/21/06 @ $120.00 *	(300)	(2)
1/21/06 @ $125.00 *	(200)	(2)
1/24/06 @ $115.00 *	(200)	(1)
Community Health System, Put, 1/21/06 @ $40.00 *	(100)	0
Coventry Health Care
Put
1/21/06 @ $65.00 *	(200)	0
1/21/06 @ $70.00 *	(200)	0
1/21/06 @ $75.00 *	(200)	0
1/21/06 @ $85.00 *	(100)	(1)
CV Therapeutics, Call, 10/22/05 @ $22.50 *	(100)	0
Dade Behring Holdings, Call, 11/19/05 @ $35.00 *	(1,200)	(4)
DaVita, Put, 1/21/06 @ $55.00 *	(200)	(2)
Edwards Lifesciences
Call, 11/19/05 @ $45.00 *	(300)	(1)
Put, 11/19/05 @ $45.00 *	(200)	0
Elan, Put, 1/21/06 @ $25.00 *	(400)	(7)
Eli Lilly
Call, 1/21/06 @ $60.00 *	(200)	0
Put, 1/21/06 @ $55.00 *	(200)	(1)
Encysive Pharmaceuticals, Put, 10/22/05 @ $15.00 *	(200)	(1)
Eyetech Pharmaceuticals, Call, 12/17/05 @ $15.00 *	(700)	(2)
Forest Labs
Put
1/21/06 @ $40.00 *	(400)	(1)
1/21/06 @ $45.00 *	(300)	(2)
Gen-Probe
Call
11/19/05 @ $50.00 *	(600)	(2)
11/19/05 @ $55.00 *	(300)	0
Put, 11/19/05 @ $50.00 *	(100)	0
Genentech
Call
1/21/06 @ $100.00 *	(300)	0
12/17/05 @ $95.00 *	(500)	(1)
12/17/05 @ $100.00 *	(100)	0
Put
12/17/05 @ $85.00 *	(300)	(2)
12/17/05 @ $90.00 *	(300)	(2)
1/21/06 @ $65.00 *	(700)	(1)
1/21/06 @ $80.00 *	(300)	(1)
1/21/06 @ $85.00 *	(200)	(1)
Genzyme, Put, 1/21/06 @ $75.00 *	(400)	(2)
Gilead Sciences
Call, 1/21/06 @ $50.00 *	(200)	0
Put
1/21/06 @ $45.00 *	(300)	(1)
1/21/06 @ 47.50 *	(500)	(1)
11/19/05 @ $42.50 *	(200)	0
Guidant, Put, 1/21/06 @ $70.00 *	(200)	(1)
HCA
Put
1/21/06 @ $55.00 *	(700)	(5)
1/21/06 @ $65.00 *	(200)	(4)
ICOS, Put, 1/21/06 @ $30.00 *	(500)	(2)
ImClone Systems
Call
11/19/05 @ $45.00 *	(500)	0
1/21/06 @ $45.00 *	(500)	(1)
1/21/06 @ $50.00 *	(300)	0
Immucor
Call, 12/17/05 @ $30.00 *	(600)	(1)
Put
12/17/05 @ $25.00 *	(100)	0
12/17/05 @ $30.00 *	(300)	(1)
Inspire Pharmaceuticals, Call, 12/17/05 @ $12.50 *	(300)	0
Kinetic Concepts
Call, 12/17/05 @ $65.00 *	(500)	(1)
Put, 12/17/05 @ $60.00 *	(200)	(1)
Manor Care, Put, 1/21/06 @ $40.00 *	(100)	0
Martek Biosciences, Put, 1/21/06 @ $45.00 *	(200)	(2)
Medicines, Call, 1/21/06 @ $20.00 *	(500)	(2)
Medicines Company
Call
10/22/05 @ $22.50 *	(500)	0
1/21/06 @ $22.50 *	(1,000)	(2)
1/21/06 @ $25.00 *	(700)	(1)
Medtronic
Put
1/21/06 @ $55.00 *	(100)	0
1/21/06 @ $60.00 *	(200)	(2)
Merck, Put, 1/21/06 @ $30.00 *	(200)	(1)
Myogen, Call, 12/17/05 @ $25.00 *	(100)	0
Neurocrine Biosciences
Call
11/19/05 @ $50.00 *	(300)	(1)
1/21/06 @ $60.00 *	(400)	0
Put, 1/21/06 @ $55.00 *	(200)	(1)
Omnicare, Put, 1/21/06 @ $45.00 *	(300)	0
ONYX Pharmaceuticals
Put
1/21/06 @ $25.00 *	(300)	(1)
1/21/06 @ $30.00 *	(200)	(1)
OSI Pharmaceuticals
Call, 1/21/06 @ $50.00 *	(200)	0
Put
10/22/05 @ $45.00 *	(200)	(3)
1/21/06 @ $40.00 *	(400)	(5)
Patterson Companies, Put, 1/21/06 @ $50.00 *	(200)	(2)
Pharmaceutical Holdings Trust, Put, 1/21/06 @ $80.00 *	(200)	(2)
Protein Design Labs
Call
1/21/06 @ $25.00 *	(200)	0
1/21/06 @ $30.00 *	(200)	0
2/18/06 @ $30.00 *	(500)	(1)
2/18/06 @ $35.00 *	(500)	(1)
Quest Diagnostics, Put, 1/21/06 @ $55.00 *	(300)	(1)
ResMed, Put, 10/22/05 @ $65.00 *	(300)	0
Respironics, Put, 10/22/05 @ $32.50 *	(400)	0
Sepracor
Call, 10/22/05 @ $60.00 *	(500)	(1)
Put
10/22/05 @ $60.00 *	(200)	0
10/22/05 @ $65.00 *	(100)	(1)
1/21/06 @ $55.00 *	(200)	0
1/21/06 @ $65.00 *	(700)	(6)
Shire Pharmaceuticals, Put, 1/21/06 @ $40.00 *	(300)	(1)
St. Jude Medical
Call, 1/21/06 @ $50.00 *	(200)	0
Put
1/21/06 @ $40.00 *	(200)	0
1/21/06 @ $45.00 *	(400)	(1)
1/22/06 @ $50.00 *	(500)	(2)
Stryker
Call, 1/21/06 @ $52.50 *	(600)	(1)
Put, 1/21/06 @ $50.00 *	(200)	(1)
Teva Pharmaceutical, Call, 1/21/06 @ $32.50 *	(400)	(1)
Triad Hospitals
Put
1/21/06 @ $50.00 *	(200)	(1)
1/21/06 @ $55.00 *	(300)	(3)
1/21/06 @ $60.00 *	(200)	(3)
United Therapeutics, Call, 11/19/05 @ $80.00 *	(200)	0
UnitedHealth Group
Put
1/21/06 @ $50.00 *	(300)	0
1/21/06 @ $55.00 *	(100)	0
1/21/06 @ $57.50 *	(200)	(1)
1/21/06 @ $60.00 *	(400)	(2)
Walgreen, Put, 1/21/06 @ $50.00 *	(200)	(1)
WellChoice, Put, 10/22/05 @ $65.00 *	(100)	0
Wellpoint, Put, 1/21/06 @ $67.50 *	(200)	0
Wyeth
Call, 1/21/06 @ $45.00 *	(1,000)	(3)
Put, 1/21/06 @ $45.00 *	(300)	0
Zimmer Holdings
Call, 1/21/06 @ $80.00 *	(200)	0
Put, 1/21/06 @ $80.00 *	(200)	(2)
Total Options Written (Cost $(203))		(172)

SHORT-TERM INVESTMENTS 2.1%
Money Market Fund 2.1%
T. Rowe Price Reserve Investment Fund, 3.79% #†	207,247	207
Total Short-Term Investments (Cost $207)		207
Total Investments in Securities
100.6% of Net Assets (Cost $7,943)	$10,185

(1)	Denominated in U.S. dollars unless otherwise noted
#	Seven-day yield
*	Non-income producing
∞	The identity of certain securities has been concealed to
protect the fund while it completes a purchase or selling
program for the securities.
^	All or a portion of this security is pledged to cover written call options at September 30, 2005
†	Affiliated company – See Note 4
ADR	American Depository Receipts
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
JPY	Japanese yen
REIT	Real Estate Investment Trust

‡Restricted Securities
Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules.
The total restricted securities (excluding 144A issues) at period-end amounts to
$2 and represents 0.0% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
Mannkind, Warrants, 8/5/10	8/5/05	$0
Myogen, Warrants, 9/29/09	9/29/04	0
Totals		$0

The fund has registration rights for certain restricted securities held as of
September 30, 2005. Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Po rtfolio o f Investments.

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
Unaudited	September 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS (1)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Health Sciences Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term capital appreciation. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Purchased and written options are valued at the mean of the closing bid and asked prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Options

The fund may invest in call and put options that give the holder the right to purchase or sell, respectively, a security at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in security values. Options are reflected in the accompanying Portfolio of Investments at market value.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2005, the cost of investments for federal income tax purposes was $7,943,000. Net unrealized gain aggregated $2,242,000 at period-end, of which $2,781,000 related to appreciated investments and $539,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $3,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2005 and December 31, 2004 was $207,000 and $129,000, respectively.

T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO
Unaudited	September 30, 2005
PORTFOLIO OF INVESTMENTS (1)	Shares/$ Par	Value
(Cost and value in $ 000s)

COMMON STOCKS 99.6%

CONSUMER DISCRETIONARY 10.4%
Auto Components 0.1%
Cooper Tire	40	1
Dana	70	1
Delphi	270	1
Goodyear Tire & Rubber *	70	1
Johnson Controls	80	5
Visteon	50	0
		9
Automobiles 0.4%
Ford Motor	910	9
GM	270	8
Harley-Davidson	140	7
		24
Distributors 0.0%
Genuine Parts	70	3
		3
Diversified Consumer Services 0.2%
Apollo Group, Class A *	100	7
H&R Block	180	4
		11
Hotels, Restaurants & Leisure 1.4%
Carnival	300	15
Darden Restaurants	75	2
Harrah's Entertainment	160	10
Hilton	170	4
International Game Technology	140	4
Marriott, Class A	120	8
McDonald's	640	21
Starbucks *	180	9
Starwood Hotels & Resorts Worldwide, Equity Units	90	5
Wendy's	50	2
Yum! Brands	140	7
		87
Household Durables 0.7%
Black & Decker	50	4
Centex	50	3
D. R. Horton	200	7
Fortune Brands	80	7
KB Home	40	3
Leggett & Platt	80	2
Maytag	40	1
Newell Rubbermaid	120	3
Pulte	120	5
Snap-On	40	1
Stanley Works	50	2
Whirlpool	30	2
		40
Internet & Catalog Retail 0.4%
eBay *	620	26
		26
Leisure Equipment & Products 0.2%
Brunswick	40	2
Eastman Kodak	130	3
Hasbro	90	2
Mattel	190	3
		10
Media 3.4%
Clear Channel Communications	300	10
Comcast, Class A *	1,143	34
Disney	1,080	26
Dow Jones	40	2
Gannett	120	8
Interpublic Group *	210	2
Knight-Ridder	40	2
McGraw-Hill	180	9
Meredith	30	1
New York Times, Class A	80	2
News Corp., Class A	1,500	23
Omnicom	90	8
Time Warner	2,525	46
Tribune	140	5
Univision Communications, Class A *	150	4
Viacom, Class B	850	28
		210
Multiline Retail 1.0%
Big Lots *	40	0
Dillards, Class A	30	1
Dollar General	150	3
Family Dollar Stores	70	1
Federated Department Stores	136	9
J.C. Penney	140	7
Kohl's *	170	9
Nordstrom	120	4
Sears Holding *	50	6
Target	480	25
		65
Specialty Retail 2.2%
Autonation *	100	2
AutoZone *	50	4
Bed Bath & Beyond *	130	5
Best Buy	210	9
Circuit City	100	2
GAP	430	7
Home Depot	1,160	44
Lowes	460	30
Office Depot *	160	5
OfficeMax	30	1
RadioShack	80	2
Sherwin-Williams	80	4
Staples	375	8
The Limited	220	4
Tiffany	60	2
TJX	230	5
		134
Textiles, Apparel, & Luxury Goods 0.4%
Coach *	200	6
Jones Apparel Group	50	1
Liz Claiborne	60	2
Nike, Class B	130	11
Reebok	40	2
V. F.	60	4
		26
Total Consumer Discretionary		645

CONSUMER STAPLES 9.4%
Beverages 2.2%
Anheuser-Busch	420	18
Brown-Forman, Class B	60	4
Coca-Cola	1,170	50
Coca-Cola Enterprises	210	4
Constellation Brands, Class A *	100	3
Molson Coors Brewing, Class B	30	2
Pepsi Bottling Group	120	3
PepsiCo	902	51
		135
Food & Staples Retailing 2.2%
Albertsons	160	4
Costco Wholesale	300	13
CVS	400	12
Kroger *	340	7
Safeway	210	5
Supervalu	50	1
Sysco	290	9
Wal-Mart	1,370	60
Walgreen	520	23
		134
Food Products 1.0%
Archer-Daniels-Midland	303	8
Campbell Soup	180	5
ConAgra	250	6
General Mills	170	8
Heinz	170	6
Hershey Foods	100	6
Kellogg	180	8
McCormick	60	2
Sara Lee	360	7
Tyson Foods, Class A	100	2
Wrigley	100	7
		65
Household Products 1.8%
Clorox	70	4
Colgate-Palmolive	330	17
Kimberly-Clark	250	15
Procter & Gamble	1,310	78
		114
Personal Products 0.7%
Alberto Culver, Class B	45	2
Avon	220	6
Gillette	560	33
		41
Tobacco 1.5%
Altria Group	1,110	82
Reynolds American	60	5
UST	90	4
		91
Total Consumer Staples		580

ENERGY 10.2%
Energy Equipment & Services 1.6%
Baker Hughes	170	10
BJ Services	160	6
Halliburton	300	20
Nabors Industries *	80	6
National Oilwell Varco *	100	7
Noble Drilling	60	4
Rowan	40	1
Schlumberger	330	28
Transocean *	160	10
Weatherford International *	100	7
		99
Oil, Gas & Consumable Fuels 8.6%
Amerada Hess	40	6
Anadarko Petroleum	130	12
Apache	178	13
Burlington Resources	230	19
Chevron	1,190	77
ConocoPhillips	760	53
Devon Energy	300	21
El Paso Corporation	361	5
EOG Resources	140	11
ExxonMobil	3,450	219
Kerr-McGee	46	4
Kinder Morgan	50	5
Marathon Oil	219	15
Murphy Oil	100	5
Occidental Petroleum	270	23
Sunoco	80	6
Valero Energy	190	22
Williams Companies	330	8
XTO Energy	186	8
		532
Total Energy		631

FINANCIALS 19.5%
Capital Markets 2.8%
Bank of New York	380	11
Bear Stearns	50	6
Charles Schwab	630	9
E*TRADE Financial *	170	3
Federated Investors, Class B	60	2
Franklin Resources	110	9
Goldman Sachs	250	30
Janus Capital Group	100	1
Lehman Brothers	140	16
Mellon Financial	210	7
Merrill Lynch	550	34
Morgan Stanley	620	33
Northern Trust	90	5
State Street	160	8
		174
Commercial Banks 5.3%
AmSouth	170	4
Bank of America	2,214	93
BB&T	270	11
Comerica	90	5
Compass Bancshares	100	5
Fifth Third Bancorp	267	10
First Horizon National	60	2
Huntington Bancshares	120	3
KeyCorp	200	6
M & T Bank	50	5
Marshall & Ilsley	110	5
National City	310	10
North Fork Bancorporation	255	7
PNC Financial Services Group	170	10
Regions Financial	235	7
SunTrust	220	15
Synovus Financial	140	4
U.S. Bancorp	967	27
Wachovia	893	43
Wells Fargo	910	53
Zions Bancorp	40	3
		328
Consumer Finance 1.3%
American Express	650	37
Capital One Financial	170	14
MBNA	695	17
Providian Financial *	140	3
SLM Corporation	210	11
		82
Diversified Financial Services 3.4%
CIT Group	100	4
Citigroup	2,760	126
J.P. Morgan Chase	1,883	64
Moody's	140	7
Principal Financial Group	150	7
		208
Insurance 4.4%
ACE Limited	130	6
AFLAC	330	15
Allstate	370	20
Ambac	50	4
American International Group	1,471	91
Aon	150	5
Chubb	100	9
Cincinnati Financial	97	4
Hartford Financial Services	180	14
Jefferson Pilot	65	3
Lincoln National	80	4
Loews	90	8
Marsh & McLennan	250	8
MBIA	65	4
MetLife	410	20
Progressive Corporation	100	11
Prudential	260	18
SAFECO	70	4
St. Paul Companies	368	17
Torchmark	40	2
UnumProvident	150	3
XL Capital	80	5
		275
Real Estate 0.8%
Apartment Investment & Management, Class A, REIT	50	2
Archstone-Smith Trust, REIT	100	4
Equity Office Properties, REIT	190	6
Equity Residential, REIT	120	5
Plum Creek Timber, REIT	70	3
ProLogis, REIT	100	4
Public Storage, REIT	100	7
Simon Property Group, REIT	100	7
Vornado Realty Trust, REIT	100	9
		47
Thrifts & Mortgage Finance 1.5%
Countrywide Credit	278	9
Fannie Mae	490	22
Freddie Mac	420	24
Golden West Financial	140	8
MGIC Investment	50	3
Sovereign Bancorp	200	5
Washington Mutual	515	20
		91
Total Financials		1,205

HEALTH CARE 13.0%
Biotechnology 1.6%
Amgen *	683	54
Applera	80	2
Biogen Idec *	163	7
Chiron *	90	4
Genzyme *	200	14
Gilead Sciences *	250	12
MedImmune *	110	4
		97
Health Care Equipment & Supplies 2.1%
Bausch & Lomb	30	2
Baxter International	340	14
Becton, Dickinson	130	7
Biomet	120	4
Boston Scientific *	380	9
C R Bard	40	3
Fisher Scientific *	60	4
Guidant	160	11
Hospira *	69	3
Medtronic	660	35
Millipore *	30	2
PerkinElmer	70	1
St. Jude Medical *	180	8
Stryker	190	9
Thermo Electron *	80	3
Waters Corporation *	40	2
Zimmer Holdings *	203	14
		131
Health Care Providers & Services 2.9%
Aetna	180	16
AmerisourceBergen	40	3
Cardinal Health	210	13
Caremark RX *	230	12
CIGNA	70	8
Coventry Health Care *	100	9
Express Scripts *	60	4
HCA	220	11
Health Management, Class A	100	2
Humana *	90	4
IMS Health	130	3
Laboratory Corporation of America *	100	5
Manor Care	30	1
McKesson	150	7
Medco *	165	9
Quest Diagnostics	100	5
Tenet Healthcare *	215	2
UnitedHealth Group	720	40
WellPoint *	380	29
		183
Pharmaceuticals 6.4%
Abbott Laboratories	860	36
Allergan	60	6
Bristol Myers Squibb	1,040	25
Eli Lilly	620	33
Forest Laboratories *	160	6
Johnson & Johnson	1,618	102
King Pharmaceuticals *	123	2
Merck	1,200	33
Mylan Laboratories	100	2
Pfizer	3,974	99
Schering-Plough	740	16
Watson Pharmaceuticals *	50	2
Wyeth	720	33
		395
Total Health Care		806

INDUSTRIALS & BUSINESS SERVICES 10.6%
Aerospace & Defense 2.2%
Boeing	490	33
General Dynamics	100	12
Goodrich	70	3
Honeywell International	470	18
L-3 Communication	100	8
Lockheed Martin	210	13
Northrop Grumman	184	10
Raytheon	210	8
Rockwell Collins	90	4
United Technologies	550	28
		137
Air Freight & Logistics 0.9%
Fedex	160	14
Ryder System	40	1
UPS, Class B	620	43
		58
Airlines 0.1%
Southwest Airlines	380	6
		6
Building Products 0.2%
American Standard	90	4
Masco	200	6
		10
Commercial Services & Supplies 0.7%
Acco Brands *	18	1
Allied Waste Industries *	150	1
Avery Dennison	50	3
Cendant	480	10
Cintas	90	4
Deluxe	30	1
Equifax	70	2
PHH *	24	1
Pitney Bowes	120	5
R.R. Donnelley	100	4
Robert Half International	70	2
Waste Management	250	7
		41
Construction & Engineering 0.1%
Fluor	40	3
		3
Electrical Equipment 0.4%
American Power Conversion	80	2
Cooper Industries, Class A	50	4
Emerson Electric	200	14
Power-One *	50	0
Rockwell Automation	90	5
Thomas & Betts *	20	1
		26
Industrial Conglomerates 4.1%
3M	410	30
GE	5,700	192
Textron	60	4
Tyco International	1,075	30
		256
Machinery 1.3%
Caterpillar	340	20
Crane	20	1
Cummins Engine	20	2
Danaher	140	7
Deere	120	7
Dover	90	4
Eaton	60	4
Illinois Tool Works	160	13
Ingersoll-Rand, Class A	180	7
ITT Industries	40	4
Navistar *	20	1
PACCAR	97	7
Pall	60	2
Parker Hannifin	70	4
		83
Road & Rail 0.6%
Burlington Northern Santa Fe	180	11
CSX	90	4
Norfolk Southern	200	8
Union Pacific	160	11
		34
Trading Companies & Distributors 0.0%
W. W. Grainger	40	2
		2
Total Industrials & Business Services		656

INFORMATION TECHNOLOGY 14.5%
Communications Equipment 2.7%
ADC Telecommunications *	62	1
Andrew *	90	1
Avaya *	220	2
CIENA *	410	1
Cisco Systems *	3,440	62
Comverse Technology *	100	3
Corning *	760	15
JDS Uniphase *	840	2
Lucent Technologies *	2,340	8
Motorola	1,290	28
QUALCOMM	870	39
Scientific-Atlanta	70	3
Tellabs *	210	2
		167
Computers & Peripherals 3.7%
Apple Computer *	480	26
Dell *	1,330	46
EMC *	1,460	19
Gateway *	160	0
Hewlett-Packard	1,657	48
IBM	880	71
Lexmark International *	50	3
NCR *	100	3
Network Appliance *	170	4
QLogic *	40	1
Sun Microsystems *	1,600	6
		227
Electronic Equipment & Instruments 0.3%
Agilent Technologies *	220	7
Jabil Circuit *	80	3
Molex	80	2
Sanmina-SCI *	260	1
Solectron *	560	2
Symbol Technologies	127	1
Tektronix	30	1
		17
Internet Software & Services 0.4%
Monster Worldwide *	70	2
Yahoo! *	650	22
		24
IT Services 0.9%
Affiliated Computer Services, Class A *	70	4
Automatic Data Processing	290	13
Computer Sciences *	90	4
Convergys *	60	1
Electronic Data Systems	220	5
First Data	405	16
Fiserv *	90	4
Paychex	170	6
Sabre Holdings, Class A	60	1
Unisys *	160	1
		55
Office Electronics 0.1%
Xerox *	450	6
		6
Semiconductor & Semiconductor Equipment 3.0%
Advanced Micro Devices *	160	4
Altera *	180	3
Analog Devices	170	6
Applied Materials	790	13
Applied Micro Circuits *	130	0
Broadcom, Class A *	140	7
Freescale Semiconductor, Class B *	320	8
Intel	3,220	79
KLA-Tencor	90	4
Linear Technology	160	6
LSI Logic *	170	2
Maxim Integrated Products	140	6
Micron Technology *	270	4
National Semiconductor	200	5
Novellus Systems *	60	2
NVIDIA *	80	3
PMC-Sierra *	90	1
Teradyne *	100	2
Texas Instruments	850	29
Xilinx	160	4
		188
Software 3.4%
Adobe Systems	240	7
Autodesk	100	5
BMC Software *	100	2
Citrix Systems *	70	2
Computer Associates	290	8
Compuware *	170	2
Electronic Arts *	140	8
Intuit *	100	4
Mercury Interactive *	40	2
Microsoft	4,970	128
Novell *	170	1
Oracle *	2,390	30
Parametric Technology *	140	1
Siebel Systems	240	2
Symantec *	573	13
		215
Total Information Technology		899

MATERIALS 2.7%
Chemicals 1.4%
Air Products and Chemicals	100	6
Ashland	40	2
Dow Chemical	528	22
DuPont	570	22
Eastman Chemical	30	1
Ecolab	110	4
Engelhard	60	2
Hercules *	40	0
International Flavors & Fragrances	30	1
Monsanto	140	9
PPG Industries	90	5
Praxair	140	7
Rohm & Haas	100	4
Sigma Aldrich	30	2
		87
Construction Materials 0.1%
Vulcan Materials	40	3
		3
Containers & Packaging 0.1%
Ball	40	1
Bemis	60	2
Pactiv *	60	1
Sealed Air *	40	2
Temple-Inland	40	2
		8
Metals & Mining 0.7%
Alcoa	410	10
Allegheny Technologies	30	1
Freeport McMoRan Copper Gold, Class B	90	4
Newmont Mining	300	14
Nucor	60	4
Phelps Dodge	50	6
USX-U.S. Steel Group	60	3
Worthington Industries	30	1
		43
Paper & Forest Products 0.4%
Georgia-Pacific	120	4
International Paper	220	7
Louisiana Pacific	50	1
MeadWestvaco	108	3
Neenah Paper	7	0
Weyerhaeuser	150	10
		25
Total Materials		166

TELECOMMUNICATION SERVICES 2.9%
Diversified Telecommunication Services 2.1%
AT&T	384	7
BellSouth	1,010	26
Centurytel	50	2
Citizens Communications	140	2
Qwest Communications International *	930	4
SBC Communications	1,780	43
Verizon Communications	1,440	47
		131
Wireless Telecommunication Services 0.8%
Alltel	210	14
Sprint Nextel	1,513	36
		50
Total Telecommunication Services		181

TRUSTS & MUTUAL FUNDS 3.0%
Trusts & Mutual Funds 3.0%
S&P Depository Receipts Trust	1,500	185
Total Trusts & Mutual Funds		185

UTILITIES 3.4%
Electric Utilities 1.6%
Allegheny Energy *	70	2
American Electric Power	260	10
CINergy	70	3
Edison International	140	7
Entergy	100	8
Exelon	410	22
FirstEnergy	153	8
FPL Group	200	10
Pinnacle West Capital	50	2
PPL	180	6
Progress Energy	120	5
Southern Company	450	16
		99
Gas Utilities 0.0%
NICOR	20	1
Peoples Energy	20	1
		2
Independent Power Producers & Energy Traders 0.7%
AES *	290	5
Calpine *	190	0
Constellation Energy Group	70	4
Duke Energy	540	16
Dynegy, Class A *	280	1
TXU	140	16
		42
Multi-Utilities 1.1%
Ameren	90	5
CenterPoint Energy	150	2
CMS Energy *	70	1
Consolidated Edison	100	5
Dominion Resources	210	18
DTE Energy	90	4
KeySpan	70	3
NiSource	100	2
PG&E	210	8
Public Service Enterprise	120	8
Sempra Energy	110	5
Teco Energy	90	2
Xcel Energy	200	4
		67
Total Utilities		210
Total Common Stocks (Cost $5,385)		6,164

SHORT-TERM INVESTMENTS 1.1%
Money Market Fund 0.9%
T. Rowe Price Reserve Investment Fund, 3.79% #†	58,149	58
		58
U.S. Treasury Bills 0.2%
U.S. Treasury Bills, 3.02%, 10/20/05 ++	10,000	10
		10
Total Short-Term Investments (Cost $68)		68

FUTURES CONTRACTS 0.0%
Variation margin receivable (payable) on open futures
contracts (2)	0	0
Total Futures Contracts (Cost $0)		0

Total Investments in Securities
100.7% of Net Assets (Cost $5,453)		$6,232

(1)	Denominated in U.S. dollars unless otherwise noted
#	Seven-day yield
*	Non-income producing
++	All or a portion of this security is pledged to cover margin requirements on futures contracts at September 30, 2005.
†	Affiliated company – See Note 4.
REIT	Real Estate Investment Trust

(2) Open Futures Contracts at September 30, 2005 were as follows:
($ 000s)
		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 1 S&P 500 E-Mini contracts,
$10 par of 3.02% U.S. Treasury Bills
pledged as initial margin	12/05	$62	$(1)
Net payments (receipts) of variation
margin to date			1
Variation margin receivable (payable)
on open futures contracts			$0

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO
Unaudited	September 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Index 500 Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to match the performance of the Standard & Poor’s 500 Stock Index®. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2005, the cost of investments for federal income tax purposes was $5,453,000. Net unrealized gain aggregated $779,000 at period-end, of which $1,137,000 related to appreciated investments and $358,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $2,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2005 and December 31, 2004 was $58,000 and $109,000, respectively.

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO
Unaudited	September 30, 2005
PORTFOLIO OF INVESTMENTS (1)	Shares/$ Par	Value
(Cost and value in $ 000s)

COMMON STOCKS 98.4%

CONSUMER DISCRETIONARY 14.9%
Diversified Consumer Services 1.1%
Apollo Group, Class A *	18,100	1,202
		1,202
Hotels, Restaurants & Leisure 3.1%
Carnival	23,900	1,195
Harrah's Entertainment	5,400	352
International Game Technology	25,500	688
Marriott, Class A	7,300	460
McDonald's	9,600	321
Wynn Resorts *	12,200	551
		3,567
Household Durables 0.6%
Fortune Brands	4,300	350
Harman International	3,300	337
		687
Internet & Catalog Retail 1.3%
Amazon.com *	14,900	675
eBay *	18,600	766
		1,441
Media 4.4%
Comcast, Class A *	22,550	649
McGraw-Hill	8,300	399
News Corp., Class A	46,400	723
Omnicom	4,190	350
Rogers Communications, Class B	14,400	568
Scripps, Class A	12,700	635
Time Warner	55,800	1,011
Viacom, Class B	21,451	708
		5,043
Multiline Retail 2.4%
Kohl's *	22,900	1,149
Target	30,470	1,583
		2,732
Specialty Retail 2.0%
Best Buy	17,025	741
Home Depot	39,900	1,522
		2,263
Total Consumer Discretionary		16,935

CONSUMER STAPLES 5.3%
Beverages 1.4%
Coca-Cola	11,150	482
PepsiCo	19,010	1,078
		1,560
Food & Staples Retailing 2.1%
CVS	15,200	441
Sysco	12,400	389
Wal-Mart	34,960	1,532
		2,362
Household Products 0.4%
Procter & Gamble	8,800	523
		523
Personal Products 1.0%
Gillette	20,600	1,199
		1,199
Tobacco 0.4%
Altria Group	6,050	446
		446
Total Consumer Staples		6,090

ENERGY 6.4%
Energy Equipment & Services 4.6%
Baker Hughes	24,770	1,478
BJ Services	10,880	392
Schlumberger	22,400	1,890
Smith International	34,200	1,139
Transocean *	5,400	331
		5,230
Oil, Gas & Consumable Fuels 1.8%
ExxonMobil	19,700	1,252
Murphy Oil	5,100	254
Total ADR	4,300	584
		2,090
Total Energy		7,320

FINANCIALS 19.6%
Capital Markets 9.9%
AmeriTrade *	37,400	803
Bank of New York	3,800	112
Charles Schwab	59,930	865
E*TRADE Financial *	12,800	225
Franklin Resources	19,200	1,612
Goldman Sachs	8,500	1,034
Legg Mason	13,400	1,470
Mellon Financial	17,790	569
Merrill Lynch	19,500	1,196
Morgan Stanley	3,120	168
Northern Trust	21,600	1,092
State Street	37,600	1,839
UBS (CHF)	3,000	256
		11,241
Commercial Banks 1.1%
U.S. Bancorp	14,300	401
Wells Fargo	15,640	916
		1,317
Consumer Finance 2.2%
American Express	25,980	1,492
SLM Corporation	18,400	987
		2,479
Diversified Financial Services 2.6%
Citigroup	64,030	2,915
		2,915
Insurance 3.8%
AFLAC	5,000	227
American International Group	34,610	2,144
Hartford Financial Services	13,300	1,026
Marsh & McLennan	25,000	760
Willis Group Holdings	3,400	128
		4,285
Total Financials		22,237

HEALTH CARE 17.6%
Biotechnology 4.2%
Amgen *	28,100	2,239
Biogen Idec *	2,600	103
Genentech *	14,700	1,238
Gilead Sciences *	24,800	1,209
		4,789
Health Care Equipment & Supplies 2.9%
Biomet	10,000	347
Medtronic	28,340	1,520
St. Jude Medical *	17,500	819
Stryker	12,000	593
		3,279
Health Care Providers & Services 6.7%
Aetna	1,200	103
Caremark RX *	13,700	684
Quest Diagnostics	5,600	283
UnitedHealth Group	72,500	4,075
WellPoint *	32,500	2,464
		7,609
Pharmaceuticals 3.8%
Abbott Laboratories	3,900	165
Johnson & Johnson	21,800	1,380
Novartis (CHF)	4,200	214
Pfizer	37,948	948
Roche Holding (CHF)	1,600	223
Schering-Plough	6,400	135
Sepracor *	7,600	448
Teva Pharmaceutical ADR	3,000	100
Wyeth	15,500	717
		4,330
Total Health Care		20,007

INDUSTRIALS & BUSINESS SERVICES 8.8%
Aerospace & Defense 1.8%
General Dynamics	4,500	538
Honeywell International	21,700	814
Lockheed Martin	9,700	592
Rockwell Collins	3,000	145
		2,089
Air Freight & Logistics 0.1%
UPS, Class B	2,300	159
		159
Commercial Services & Supplies 0.3%
Cendant	6,100	126
ChoicePoint *	2,600	112
Cintas	1,100	45
		283
Industrial Conglomerates 3.9%
GE	105,770	3,561
Tyco International	31,830	887
		4,448
Machinery 2.6%
Danaher	43,000	2,315
Deere	10,100	618
		2,933
Road & Rail 0.1%
Union Pacific	700	50
		50
Total Industrials & Business Services		9,962

INFORMATION TECHNOLOGY 22.5%
Communications Equipment 3.8%
Cisco Systems *	72,850	1,306
Corning *	40,000	773
Juniper Networks *	23,300	554
Nokia ADR	44,000	744
QUALCOMM	20,300	909
Research In Motion *	700	48
		4,334
Computers & Peripherals 2.4%
Dell *	58,630	2,005
EMC *	55,500	718
		2,723
Electronic Equipment & Instruments 0.0%
Symbol Technologies	13	0
		0
Internet Software & Services 2.5%
Google, Class A *	4,500	1,424
IAC/InterActiveCorp *	7,500	190
Yahoo! *	36,400	1,232
		2,846
IT Services 2.6%
Accenture, Class A *	18,100	461
Affiliated Computer Services, Class A *	300	16
Automatic Data Processing	22,300	960
First Data	19,380	775
Fiserv *	10,100	463
Paychex	8,400	312
		2,987
Semiconductor & Semiconductor Equipment 6.0%
Analog Devices	25,600	951
Intel	66,000	1,627
Linear Technology	8,400	316
Marvell Technology Group *	12,600	581
Maxim Integrated Products	32,100	1,369
Samsung Electronics (KRW)	200	113
Texas Instruments	27,000	915
Xilinx	33,940	945
		6,817
Software 5.2%
Adobe Systems	16,400	490
Intuit *	7,300	327
Microsoft	138,020	3,551
Oracle *	77,200	956
Symantec *	22,359	507
		5,831
Total Information Technology		25,538

MATERIALS 1.0%
Chemicals 0.5%
Monsanto	9,900	621
		621
Metals & Mining 0.5%
BHP Billiton (AUD)	17,600	299
Nucor	4,200	248
		547
Total Materials		1,168

TELECOMMUNICATION SERVICES 2.3%
Diversified Telecommunication Services 0.6%
Telus (Non-voting shares)	16,000	652
		652
Wireless Telecommunication Services 1.7%
America Movil ADR, Series L	21,500	566
American Tower Systems, Class A *	16,000	399
Sprint Nextel	41,224	980
		1,945
Total Telecommunication Services		2,597
Total Common Stocks (Cost $100,183)		111,854

SHORT-TERM INVESTMENTS 1.2%
Money Market Fund 1.2%
T. Rowe Price Reserve Investment Fund, 3.79% #†	1,312,546	1,313
Total Short-Term Investments (Cost $1,313)		1,313

Total Investments in Securities
99.6% of Net Assets (Cost $101,496)		$113,167

(1)	Denominated in U.S. dollars unless otherwise noted
#	Seven-day yield
*	Non-income producing
†	Affiliated company – See Note 3
ADR	American Depository Receipts
AUD	Australian dollar
CHF	Swiss franc
KRW	South Korean won

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO
Unaudited	September 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Blue Chip Growth Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital growth. Income is a secondary objective. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2005, the cost of investments for federal income tax purposes was $101,496,000. Net unrealized gain aggregated $11,671,000 at period-end, of which $13,676,000 related to appreciated investments and $2,005,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $30,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2005 and December 31, 2004 was $1,313,000 and $1,826,000, respectively.

Item 2. Controls and Procedures.
(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 18, 2005